UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05159
                                                     ---------

                               RS Investment Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Terry R. Otton
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3863
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


SCHEDULE OF INVESTMENTS -- RS DIVERSIFIED GROWTH FUND

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 99.1%

ADVERTISING AGENCIES -- 2.5%
24/7 Real Media, Inc. 8                            2,660,400       $ 10,189,332
ValueClick, Inc.                                   1,231,680         11,627,059
-------------------------------------------------------------------------------
                                                                     21,816,391

BANKS - OUTSIDE NEW YORK CITY -- 2.5%
East West Bancorp, Inc. 1                            187,090          6,284,353
PrivateBancorp, Inc. 1                               140,200          3,779,792
Silicon Valley Bancshares                             81,590          3,032,700
Southwest Bancorporation of
  Texas, Inc. 1                                      294,820          5,937,675
Wintrust Financial Corp. 1                            47,730          2,733,975
-------------------------------------------------------------------------------
                                                                     21,768,495

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.9%
Alexion Pharmaceuticals, Inc.                        249,300          4,487,400
Angiotech Pharmaceuticals, Inc.                      325,000          6,587,750
Inhibitex, Inc.                                      311,050          1,975,167
Nabi Biopharmaceuticals                              404,200          5,408,196
Oscient Pharmaceuticals Corp.                        680,087          2,414,309
Rigel Pharmaceuticals, Inc.                          178,750          4,522,375
VaxGen, Inc.                                         674,300          9,001,905
-------------------------------------------------------------------------------
                                                                     34,397,102

BUILDING MATERIALS -- 2.4%
Florida Rock Industries, Inc. 1                      170,680          8,361,613
Simpson Manufacturing Co.,
  Inc. 1                                             200,000         12,640,000
-------------------------------------------------------------------------------
                                                                     21,001,613

CASINOS & GAMBLING -- 2.8%
Multimedia Games, Inc.                               761,460         11,802,630
Scientific Games Corp., Class A                      705,930         13,483,263
-------------------------------------------------------------------------------
                                                                     25,285,893

CHEMICALS -- 0.5%
Hercules, Inc.                                       328,300          4,678,275
-------------------------------------------------------------------------------
                                                                      4,678,275

COMMERCIAL INFORMATION SERVICES -- 0.8%
Ask Jeeves, Inc.                                     221,510          7,245,592
-------------------------------------------------------------------------------
                                                                      7,245,592

COMMUNICATIONS TECHNOLOGY -- 6.7%
Alvarion Ltd.                                        548,630          7,099,272
AudioCodes Ltd.                                      316,230          3,981,336
Ditech Communications Corp.                          367,644          8,231,549
j2 Global Communications, Inc.                       339,550         10,726,385


September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY (CONTINUED)
NMS Communications Corp.                           1,180,350       $  5,760,108
Novatel Wireless, Inc.                               294,350          6,917,225
Secure Computing Corp.                               548,980          4,166,758
ViaSat, Inc.                                         311,260          6,256,326
WebEx Communications, Inc.                           306,550          6,688,921
-------------------------------------------------------------------------------
                                                                     59,827,880

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 8.0%
BakBone Software, Inc.                      CAD    2,142,350          2,505,376
Blue Coat Systems, Inc.                              181,060          2,607,264
CACI International, Inc.,
  Class A                                             89,630          4,730,671
Dendrite International, Inc.                         454,880          7,332,666
Digitas, Inc.                                      1,187,650          9,180,534
eCOST.com, Inc.                                      206,000          1,547,060
Jupitermedia Corp.                                   373,400          6,646,520
PalmSource, Inc.                                     308,310          6,394,349
Shanda Interactive
  Entertainment Ltd., ADR 3                          236,050          5,665,200
SRA International, Inc., Class
  A                                                   85,000          4,382,600
SupportSoft, Inc.                                    739,070          7,198,542
Viewpoint Corp.                                    2,703,420          6,217,866
Webzen, Inc., ADR 3                                1,031,910          6,346,247
-------------------------------------------------------------------------------
                                                                     70,754,895

COMPUTER TECHNOLOGY -- 2.1%
M-Systems Flash Disk Pioneers
  Ltd.                                               346,250          5,720,050
palmOne, Inc.                                        238,280          7,253,243
SanDisk Corp.                                        190,100          5,535,712
-------------------------------------------------------------------------------
                                                                     18,509,005

CONSTRUCTION -- 1.0%
Washington Group
  International, Inc.                                253,540          8,777,555
-------------------------------------------------------------------------------
                                                                      8,777,555

CONSUMER ELECTRONICS -- 1.8%
InfoSpace, Inc.                                      242,560         11,494,919
Netflix, Inc.                                        293,450          4,524,999
-------------------------------------------------------------------------------
                                                                     16,019,918

CONSUMER PRODUCTS -- 0.8%
RC2 Corp.                                            228,830          7,528,507
-------------------------------------------------------------------------------
                                                                      7,528,507

COPPER -- 0.8%
Mueller Industries, Inc. 1                           165,050          7,088,898
-------------------------------------------------------------------------------
                                                                      7,088,898

See notes to Schedule of investments on page 28.

1 |

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

COSMETICS -- 0.8%
Inter Parfums, Inc. 1                                549,080       $  7,494,942
-------------------------------------------------------------------------------
                                                                      7,494,942

DRUGS & PHARMACEUTICALS -- 4.0%
Able Laboratories, Inc.                              346,100          6,631,276
Access Pharmaceuticals, Inc.                         529,790          3,120,463
Durect Corp.                                         664,510            930,314
Noven Pharmaceuticals, Inc.                          326,990          6,814,472
Onyx Pharmaceuticals, Inc.                           196,080          8,433,401
QLT, Inc.                                            551,870          9,188,635
-------------------------------------------------------------------------------
                                                                     35,118,561

EDUCATION SERVICES -- 0.4%
Strayer Education, Inc. 1                             34,500          3,967,845
-------------------------------------------------------------------------------
                                                                      3,967,845

ELECTRICAL EQUIPMENT & COMPONENTS -- 1.8%
Sonic Solutions                                      762,590         12,445,469
Taser International, Inc.                             91,240          3,426,062
-------------------------------------------------------------------------------
                                                                     15,871,531

ELECTRONICS -- 1.1%
California Micro Devices Corp. 8                   1,144,852          8,849,706
HEI, Inc. 8                                          564,020          1,155,677
-------------------------------------------------------------------------------
                                                                     10,005,383

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 2.9%
Cree, Inc.                                           238,700          7,287,511
Pixelworks, Inc.                                     575,690          5,762,657
Sigmatel, Inc.                                       298,450          6,330,124
Skyworks Solutions, Inc.                             699,280          6,643,160
-------------------------------------------------------------------------------
                                                                     26,023,452

ELECTRONICS - TECHNOLOGY -- 2.0%
Innovative Solutions and
  Support, Inc.                                      213,290          5,232,004
ScanSource, Inc.                                      67,520          4,307,776
Trimble Navigation Ltd.                              268,580          8,487,128
-------------------------------------------------------------------------------
                                                                     18,026,908

FINANCE COMPANIES -- 0.7%
Accredited Home Lenders
  Holding Co.                                        165,750          6,384,690
-------------------------------------------------------------------------------
                                                                      6,384,690

FINANCIAL - MISCELLANEOUS -- 0.5%
New Century Financial Corp. 1                         71,060          4,279,233
-------------------------------------------------------------------------------
                                                                      4,279,233

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.6%
Corillian Corp. 8                                  2,158,108          9,948,878



September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (CONTINUED)
iPayment Holdings, Inc.                              162,400       $  6,521,984
Kronos, Inc.                                         149,350          6,614,711
-------------------------------------------------------------------------------
                                                                     23,085,573

FOODS -- 0.9%
Provide Commerce, Inc.                               400,000          8,356,000
-------------------------------------------------------------------------------
                                                                      8,356,000

HEALTH CARE FACILITIES -- 1.6%
Kindred Healthcare, Inc.                             280,250          6,838,100
Pharmaceutical Product
  Development, Inc.                                  199,090          7,167,240
-------------------------------------------------------------------------------
                                                                     14,005,340

HEALTH CARE MANAGEMENT SERVICES -- 1.8%
Centene Corp.                                        199,710          8,503,652
Cerner Corp.                                         127,860          5,531,223
Omnicell, Inc.                                       137,000          1,811,140
-------------------------------------------------------------------------------
                                                                     15,846,015

HEALTH CARE SERVICES -- 0.9%
Matria Healthcare, Inc.                              290,140          8,213,863
-------------------------------------------------------------------------------
                                                                      8,213,863

HOMEBUILDING -- 1.6%
NVR, Inc.                                             13,000          7,163,000
The Ryland Group, Inc. 1                              77,700          7,199,682
-------------------------------------------------------------------------------
                                                                     14,362,682

IDENTIFICATION CONTROL & FILTER DEVICES -- 0.5%
Mine Safety Appliances Co. 1                         119,070          4,848,530
-------------------------------------------------------------------------------
                                                                      4,848,530

INVESTMENT MANAGEMENT COMPANIES -- 1.4%
Affiliated Managers Group, Inc.                      105,010          5,622,236
National Financial Partners
  Corp. 1                                            183,495          6,565,451
-------------------------------------------------------------------------------
                                                                     12,187,687

LEISURE TIME -- 0.4%
SCP Pool Corp. 1                                     121,265          3,242,626
-------------------------------------------------------------------------------
                                                                      3,242,626

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.1%
BJ Services Co. 1                                    136,200          7,138,242
Cal Dive International, Inc.                         253,090          9,015,066
Hydril                                               137,620          5,910,779
National-Oilwell, Inc.                               155,010          5,093,628
-------------------------------------------------------------------------------
                                                                     27,157,715

See notes to Schedule of Investments on page 28.

2 |

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 0.8%
Engineered Support Systems,
  Inc. 1                                             162,110       $  7,398,700
-------------------------------------------------------------------------------
                                                                      7,398,700

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.6%
American Medical Systems
  Holdings, Inc.                                     167,500          6,075,225
Cytyc Corp.                                          356,550          8,610,682
Mentor Corp. 1                                       110,480          3,720,966
Molecular Diagnostics, Inc. 4,8                    4,137,620            364,111
Techne Corp.                                         111,020          4,238,744
-------------------------------------------------------------------------------
                                                                     23,009,728

MEDICAL SERVICES -- 1.0%
Magellan Health Services, Inc.                       249,497          9,121,610
-------------------------------------------------------------------------------
                                                                      9,121,610

METAL FABRICATING -- 2.4%
Commercial Metals Co. 1                              333,540         13,248,209
Quanex Corp. 1                                       160,990          8,255,567
-------------------------------------------------------------------------------
                                                                     21,503,776

METALS & MINERALS - MISCELLANEOUS -- 0.6%
GrafTech International Ltd.                          394,520          5,503,554
-------------------------------------------------------------------------------
                                                                      5,503,554

MISCELLANEOUS MATERIALS & COMMODITIES -- 0.5%
Ceradyne, Inc.                                       100,000          4,391,000
-------------------------------------------------------------------------------
                                                                      4,391,000

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 0.9%
Presstek, Inc.                                       820,050          7,929,884
-------------------------------------------------------------------------------
                                                                      7,929,884

OFFSHORE DRILLING -- 0.7%
ENSCO International, Inc. 1                          188,200          6,148,494
-------------------------------------------------------------------------------
                                                                      6,148,494

OIL - CRUDE PRODUCERS -- 3.9%
Brigham Exploration Co.                              828,110          7,784,234
Comstock Resources, Inc.                             282,150          5,902,578
Denbury Resources, Inc.                              310,940          7,897,876
Petroleum Development Corp.                          100,100          4,386,382
Precision Drilling Corp.                             144,010          8,280,575
-------------------------------------------------------------------------------
                                                                     34,251,645

OIL - INTEGRATED DOMESTIC -- 0.8%
KCS Energy, Inc.                                     501,126          6,970,663
                                                                      6,970,663


September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.4%
Headwaters, Inc.                                     124,630       $  3,846,082
-------------------------------------------------------------------------------
                                                                      3,846,082

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.7%
Axcelis Technologies, Inc.                           713,950          5,911,506
Credence Systems Corp.                             1,266,580          9,119,376
-------------------------------------------------------------------------------
                                                                     15,030,882

RADIO & TV BROADCASTERS -- 0.5%
Central European Media
  Enterprises Ltd., Class A                          156,220          4,430,399
-------------------------------------------------------------------------------
                                                                      4,430,399

REAL ESTATE INVESTMENT TRUSTS -- 0.6%
HomeBanc Corp.                                       632,150          5,689,350
-------------------------------------------------------------------------------
                                                                      5,689,350

RESTAURANTS -- 0.7%
Sonic Corp.                                          233,090          5,974,097
-------------------------------------------------------------------------------
                                                                      5,974,097

RETAIL -- 5.3%
Charlotte Russe Holding, Inc.                        584,190          6,706,501
Coldwater Creek, Inc.                                224,550          4,686,359
Dick's Sporting Goods, Inc.                          138,000          4,915,560
Jos. A. Bank Clothiers, Inc.                         357,912          9,907,004
PC Mall, Inc. 8                                      710,110         10,857,582
Priceline.com, Inc.                                  209,270          4,639,516
The Bon-Ton Stores, Inc. 1                           466,400          5,685,416
-------------------------------------------------------------------------------
                                                                     47,397,938

SERVICES - COMMERCIAL -- 2.1%
Navigant Consulting, Inc.                            256,700          5,637,132
Resources Connection, Inc.                           149,600          5,651,888
Waste Connections, Inc.                              219,695          6,959,938
-------------------------------------------------------------------------------
                                                                     18,248,958

SHIPPING -- 0.8%
UTI Worldwide, Inc. 1                                113,490          6,674,347
-------------------------------------------------------------------------------
                                                                      6,674,347

SHOES -- 0.5%
Deckers Outdoor Corp.                                135,300          4,600,200
-------------------------------------------------------------------------------
                                                                      4,600,200

STEEL -- 0.9%
Steel Dynamics, Inc. 1                               204,820          7,910,148
-------------------------------------------------------------------------------
                                                                      7,910,148

See notes to Schedule of Investments on page 28.

3 |

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.5%
Orbimage, Inc. 4                                     374,480       $  4,549,932
-------------------------------------------------------------------------------
                                                                      4,549,932

TRUCKERS -- 1.3%
Landstar System, Inc.                                200,480         11,764,166
-------------------------------------------------------------------------------
                                                                     11,764,166

UNCLASSIFIED -- 0.4%
Xenogen Corp.                                        488,300          3,125,120
-------------------------------------------------------------------------------
                                                                      3,125,120

UTILITIES - GAS DISTRIBUTORS -- 1.0%
Southern Union Co.                                   451,324          9,252,142
-------------------------------------------------------------------------------
                                                                      9,252,142

UTILITIES - TELECOMMUNICATIONS -- 2.6%
Alamosa Holdings, Inc.                             1,035,070          7,907,935
MDU Communications
  International, Inc.                              1,791,000          4,567,050
Nextel Partners, Inc., Class A                       606,770         10,060,246
Primus Telecommunications
  Group, Inc.                                        165,610            243,447
Startec Global Communications
  Corp., Private Placement 4,5                       275,000                  0
-------------------------------------------------------------------------------
                                                                     22,778,678


-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $813,103,070)                             880,680,088


September 30, 2004 (unaudited)                                            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.8%
BlackRock Liquidity Funds TempCash Portfolio 7                        6,673,338
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $6,673,338)                        6,673,338
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9% (Cost $819,776,408)                      887,353,426
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.1%                                             1,055,517
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $888,408,943


See notes to Schedule of Investments on page 28.

4 |

SCHEDULE OF INVESTMENTS -- RS EMERGING GROWTH FUND

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 96.6%

ADVERTISING AGENCIES -- 1.3%
ValueClick, Inc.                                   1,783,800       $ 16,839,072
-------------------------------------------------------------------------------
                                                                     16,839,072

BANKS - NEW YORK CITY -- 0.1%
Signature Bank                                        45,664          1,221,512
-------------------------------------------------------------------------------
                                                                      1,221,512

BANKS - OUTSIDE NEW YORK CITY -- 3.5%
Boston Private Financial Holdings,
  Inc. 1                                             536,695         13,395,907
Nara Bancorp, Inc. 1                                 422,000          8,503,300
PrivateBancorp, Inc. 1                               234,750          6,328,860
Silicon Valley Bancshares                            290,000         10,779,300
UCBH Holdings, Inc. 1                                183,100          7,153,717
-------------------------------------------------------------------------------
                                                                     46,161,084

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 6.3%
Alexion Pharmaceuticals, Inc.                        904,350         16,278,300
Angiotech Pharmaceuticals, Inc.                      749,500         15,192,365
Cypress Bioscience, Inc.                             503,000          5,870,010
Discovery Laboratories, Inc.                       1,338,300          8,966,610
Nabi Biopharmaceuticals                              954,650         12,773,217
Nuvelo, Inc.                                         726,733          7,180,122
Regeneration Technologies, Inc.                      495,375          3,972,908
Rigel Pharmaceuticals, Inc.                          531,920         13,457,576
-------------------------------------------------------------------------------
                                                                     83,691,108

CASINOS & GAMBLING -- 2.2%
Multimedia Games, Inc.                               564,200          8,745,100
Scientific Games Corp., Class A                      582,400         11,123,840
Station Casinos, Inc. 1                              199,960          9,806,038
-------------------------------------------------------------------------------
                                                                     29,674,978

COMMERCIAL INFORMATION SERVICES -- 0.6%
Ask Jeeves, Inc.                                     255,200          8,347,592
-------------------------------------------------------------------------------
                                                                      8,347,592

COMMUNICATIONS TECHNOLOGY -- 6.7%
Alvarion Ltd.                                        586,300          7,586,722
AudioCodes Ltd.                                      717,200          9,029,548
Ditech Communications Corp.                          573,358         12,837,486
Ixia                                                 394,327          3,832,858
j2 Global Communications, Inc.                       379,200         11,978,928
Novatel Wireless, Inc.                               410,000          9,635,000
QUALCOMM, Inc. 1                                     136,500          5,328,960
Research In Motion Ltd.                              170,200         12,993,068
WebEx Communications, Inc.                           679,800         14,833,236
-------------------------------------------------------------------------------
                                                                     88,055,806


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 9.7%
Altiris, Inc.                                        743,000       $ 23,515,950
Audible, Inc.                                         36,300            650,859
Cognizant Technology Solutions
  Corp.                                              281,900          8,600,769
Dendrite International, Inc.                         664,500         10,711,740
eCOST.com, Inc.                                      222,200          1,668,722
Epicor Software Corp.                                374,300          4,502,829
Jupitermedia Corp.                                   492,600          8,768,280
Macromedia, Inc.                                     307,500          6,174,600
Magma Design Automation, Inc.                        908,700         13,703,196
Merge Technologies, Inc.                             399,300          6,891,918
MicroStrategy, Inc., Class A                         117,450          4,826,020
Open Solutions, Inc.                                 382,900          9,561,013
Openwave Systems, Inc.                               516,800          4,558,176
Quest Software, Inc.                                 453,200          5,039,584
Shanda Interactive Entertainment
  Ltd., ADR 3                                        470,600         11,294,400
Wind River Systems, Inc.                             574,300          7,006,460
-------------------------------------------------------------------------------
                                                                    127,474,516

COMPUTER TECHNOLOGY -- 2.4%
M-Systems Flash Disk Pioneers Ltd.                   963,200         15,912,064
palmOne, Inc.                                        142,500          4,337,700
SanDisk Corp.                                        414,200         12,061,504
-------------------------------------------------------------------------------
                                                                     32,311,268

CONSUMER ELECTRONICS -- 5.3%
CNET Networks, Inc.                                1,730,200         15,831,330
Google, Inc., Class A                                 92,600         12,000,960
InfoSpace, Inc.                                      743,360         35,227,830
Yahoo! Inc.                                          213,900          7,253,349
-------------------------------------------------------------------------------
                                                                     70,313,469

DRUGS & PHARMACEUTICALS -- 3.4%
Able Laboratories, Inc.                              618,425         11,849,023
AtheroGenics, Inc.                                   185,250          6,103,987
Inspire Pharmaceuticals, Inc.                        569,100          8,951,943
QLT, Inc.                                            455,200          7,579,080
Salix Pharmaceuticals Ltd.                           310,200          6,675,504
The Medicines Co.                                    149,900          3,618,586
-------------------------------------------------------------------------------
                                                                     44,778,123

EDUCATION SERVICES -- 1.3%
Bright Horizons Family Solutions,
  Inc.                                               157,900          8,572,391
Universal Technical Institute, Inc.                  296,500          8,948,370
-------------------------------------------------------------------------------
                                                                     17,520,761

See notes to Schedule of Investments on page 28.

5 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

ELECTRICAL & ELECTRONICS -- 0.4%
Power Integrations, Inc.                             262,300       $  5,358,789
-------------------------------------------------------------------------------
                                                                      5,358,789

ELECTRICAL EQUIPMENT & COMPONENTS -- 0.8%
Littelfuse, Inc.                                     118,870          4,104,581
Sonic Solutions                                      426,300          6,957,216
-------------------------------------------------------------------------------
                                                                     11,061,797

ELECTRONICS -- 0.6%
BEI Technologies, Inc. 1                             283,600          7,770,640
-------------------------------------------------------------------------------
                                                                      7,770,640

ELECTRONICS - MEDICAL SYSTEMS -- 1.1%
EPIX Pharmaceuticals, Inc.                           335,100          6,470,781
eResearch Technology, Inc.                            92,991          1,239,570
Intuitive Surgical, Inc.                             277,500          6,868,125
-------------------------------------------------------------------------------
                                                                     14,578,476

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 5.3%
FormFactor, Inc.                                     840,600         16,282,422
O2Micro International Ltd.                           706,733          7,590,312
OmniVision Technologies, Inc.                        363,500          5,143,525
Sigmatel, Inc.                                       554,950         11,770,490
Tessera Technologies, Inc.                           774,000         17,105,400
Virage Logic Corp.                                   951,900         11,736,927
-------------------------------------------------------------------------------
                                                                     69,629,076

FINANCE COMPANIES -- 0.5%
Accredited Home Lenders Holding Co.                  177,915          6,853,286
-------------------------------------------------------------------------------
                                                                      6,853,286

FINANCIAL - MISCELLANEOUS -- 0.8%
First Cash Financial Services, Inc.                  557,750         11,171,732
-------------------------------------------------------------------------------
                                                                     11,171,732

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.7%
CheckFree Corp.                                      371,300         10,273,871
Global Payments, Inc. 1                              238,000         12,744,900
-------------------------------------------------------------------------------
                                                                     23,018,771

HEALTH CARE FACILITIES -- 1.9%
American Healthways, Inc.                            454,200         13,221,762
United Surgical Partners
  International, Inc.                                340,600         11,699,610
-------------------------------------------------------------------------------
                                                                     24,921,372

HEALTH CARE MANAGEMENT SERVICES -- 1.5%
AMERIGROUP Corp.                                     194,600         10,946,250
Centene Corp.                                        204,000          8,686,320
-------------------------------------------------------------------------------
                                                                     19,632,570


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.4%
Matria Healthcare, Inc.                              411,500       $ 11,649,565
Odyssey Healthcare, Inc.                             109,500          1,943,625
VistaCare, Inc., Class A                             292,000          4,470,520
-------------------------------------------------------------------------------
                                                                     18,063,710

HOTEL/MOTEL -- 0.8%
Four Seasons Hotels, Inc. 1                          170,400         10,922,640
-------------------------------------------------------------------------------
                                                                     10,922,640

IDENTIFICATION CONTROL & FILTER DEVICES -- 0.2%
Cogent, Inc.                                         131,250          2,391,375
-------------------------------------------------------------------------------
                                                                      2,391,375

INSURANCE - MULTI-LINE -- 0.5%
HealthExtras, Inc.                                   425,977          5,938,119
-------------------------------------------------------------------------------
                                                                      5,938,119

INSURANCE - PROPERTY & CASUALTY -- 0.3%
ProAssurance Corp.                                   114,375          4,005,413
-------------------------------------------------------------------------------
                                                                      4,005,413

INVESTMENT MANAGEMENT COMPANIES -- 0.6%
Affiliated Managers Group, Inc.                      146,200          7,827,548
-------------------------------------------------------------------------------
                                                                      7,827,548

LEISURE TIME -- 0.6%
K2, Inc.                                             562,300          8,046,513
-------------------------------------------------------------------------------
                                                                      8,046,513

MACHINERY - CONSTRUCTION & HANDLING -- 0.1%
A.S.V., Inc.                                          27,100          1,014,353
-------------------------------------------------------------------------------
                                                                      1,014,353

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.0%
BJ Services Co. 1                                    151,400          7,934,874
Cal Dive International, Inc.                         289,400         10,308,428
Grant Prideco, Inc.                                  762,200         15,617,478
Hydril                                                91,300          3,921,335
Patterson-UTI Energy, Inc. 1                         765,800         14,603,806
-------------------------------------------------------------------------------
                                                                     52,385,921

MACHINERY - SPECIALTY -- 0.4%
Engineered Support Systems, Inc. 1                   128,475          5,863,599
-------------------------------------------------------------------------------
                                                                      5,863,599

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.9%
Advanced Neuromodulation Systems,
  Inc.                                               358,320         10,875,012
American Medical Systems Holdings Inc.               260,320          9,441,806
Cytyc Corp.                                          523,350         12,638,902
INAMED Corp.                                          22,950          1,094,027

See notes to Schedule of Investments on page 28.

6 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (CONTINUED)
Ventana Medical Systems, Inc.                         79,250       $  3,997,370
-------------------------------------------------------------------------------
                                                                     38,047,117

MEDICAL SERVICES -- 0.4%
Magellan Health Services, Inc.                       126,400          4,621,184
-------------------------------------------------------------------------------
                                                                      4,621,184

METAL FABRICATING -- 0.8%
Maverick Tube Corp.                                  353,400         10,888,254
-------------------------------------------------------------------------------
                                                                     10,888,254

METALS & MINERALS - MISCELLANEOUS -- 0.1%
Brush Engineered Materials, Inc.                      70,500          1,460,055
-------------------------------------------------------------------------------
                                                                      1,460,055

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY -- 0.1%
51job, Inc., ADR 3                                    34,650            718,988
-------------------------------------------------------------------------------
                                                                        718,988

MISCELLANEOUS MATERIALS & COMMODITIES -- 1.0%
Ceradyne, Inc.                                       294,700         12,940,277
-------------------------------------------------------------------------------
                                                                     12,940,277

OIL - CRUDE PRODUCERS -- 1.9%
Denbury Resources, Inc.                              376,000          9,550,400
Unit Corp.                                           455,350         15,973,678
-------------------------------------------------------------------------------
                                                                     25,524,078

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.0%
August Technology Corp.                              857,250          5,889,308
Axcelis Technologies, Inc.                           661,300          5,475,564
Credence Systems Corp.                               549,100          3,953,520
Photon Dynamics, Inc.                                323,700          6,571,110
Ultratech, Inc.                                      251,700          3,944,139
-------------------------------------------------------------------------------
                                                                     25,833,641

RENTAL & LEASING SERVICES - COMMERCIAL -- 0.5%
Marlin Business Services, Inc.                       373,150          7,000,294
-------------------------------------------------------------------------------
                                                                      7,000,294

RENTAL & LEASING SERVICES - CONSUMER -- 0.7%
Aaron Rents, Inc. 1                                  403,800          8,786,688
-------------------------------------------------------------------------------
                                                                      8,786,688

RESTAURANTS -- 1.6%
P.F. Chang's China Bistro, Inc.                      197,100          9,557,379
RARE Hospitality International
  Inc.                                               442,320         11,787,828
-------------------------------------------------------------------------------
                                                                     21,345,207

RETAIL -- 5.5%
Bebe Stores, Inc. 1                                  711,650         15,030,048


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

RETAIL (CONTINUED)
Blue Nile, Inc.                                      131,700       $  4,435,656
Cost Plus, Inc.                                      182,500          6,456,850
Hot Topic, Inc.                                      247,700          4,220,808
Jos. A. Bank Clothiers, Inc.                         324,775          8,989,772
Priceline.com, Inc.                                  598,800         13,275,396
Tractor Supply Co.                                   127,748          4,016,397
Urban Outfitters, Inc.                               479,600         16,498,240
-------------------------------------------------------------------------------
                                                                     72,923,167

SERVICES - COMMERCIAL -- 5.0%
Autobytel, Inc.                                      921,700          8,267,649
CoStar Group, Inc.                                   204,500         10,059,355
Heidrick & Struggles
  International, Inc.                                346,200          9,977,484
MPS Group, Inc.                                      949,800          7,987,818
Navigant Consulting, Inc.                            868,650         19,075,554
Resources Connection, Inc.                           282,350         10,667,183
-------------------------------------------------------------------------------
                                                                     66,035,043

SHIPPING -- 1.1%
UTI Worldwide, Inc. 1                                243,500         14,320,235
-------------------------------------------------------------------------------
                                                                     14,320,235

SHOES -- 2.2%
Deckers Outdoor Corp.                                549,800         18,693,200
Kenneth Cole Productions, Inc.,
  Class A 1                                          374,700         10,544,058
-------------------------------------------------------------------------------
                                                                     29,237,258

STEEL -- 1.0%
Steel Dynamics, Inc. 1                               342,340         13,221,171
-------------------------------------------------------------------------------
                                                                     13,221,171

TELECOMMUNICATIONS EQUIPMENT -- 0.5%
JAMDAT Mobile, Inc.                                  291,950          6,735,287
-------------------------------------------------------------------------------
                                                                      6,735,287

TEXTILE - APPAREL MANUFACTURERS -- 1.6%
Guess?, Inc.                                         521,900          9,295,039
Oxford Industries, Inc. 1                            314,600         11,718,850
-------------------------------------------------------------------------------
                                                                     21,013,889

TRUCKERS -- 1.4%
Forward Air Corp.                                    304,050         12,168,081
Old Dominion Freight Line, Inc.                      201,050          5,792,251
-------------------------------------------------------------------------------
                                                                     17,960,332

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,071,498,359)                         1,275,457,154


See notes to Schedule of Investments on page 28.

7 |

September 30, 2004 (unaudited)                                            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.0%
BlackRock Liquidity Funds TempCash Portfolio 7                   $   39,989,496
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $39,989,496)                      39,989,496
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6% (Cost $1,111,487,855)                  1,315,446,650
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.4%                                             5,295,671
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,320,742,321


See notes to Schedule of Investments on page 28.

8 |

SCHEDULE OF INVESTMENTS -- RS GROWTH FUND

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 98.7%

ADVERTISING AGENCIES -- 1.1%
Lamar Advertising Co.                                 57,050       $  2,373,850
-------------------------------------------------------------------------------
                                                                      2,373,850

AEROSPACE -- 3.3%
Northrop Grumman Corp. 1                              42,000          2,239,860
Rockwell Collins, Inc. 1                              72,300          2,685,222
United Technologies Corp. 1                           21,750          2,031,015
-------------------------------------------------------------------------------
                                                                      6,956,097

AIR TRANSPORT -- 1.8%
Expeditors International of
  Washington, Inc. 1                                  33,050          1,708,685
Southwest Airlines Co. 1                             155,000          2,111,100
-------------------------------------------------------------------------------
                                                                      3,819,785

ALUMINUM -- 2.7%
Alcan, Inc. 1                                         62,600          2,992,280
Alcoa, Inc. 1                                         78,000          2,620,020
-------------------------------------------------------------------------------
                                                                      5,612,300

AUTO TRUCKS & PARTS -- 1.0%
PACCAR, Inc. 1                                        29,700          2,052,864
-------------------------------------------------------------------------------
                                                                      2,052,864

BANKS - NEW YORK CITY -- 1.2%
JPMorgan Chase & Co. 1                                63,000          2,502,990
-------------------------------------------------------------------------------
                                                                      2,502,990

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.7%
Biogen Idec, Inc.                                     24,420          1,493,771
Genzyme Corp.                                         41,200          2,241,692
OSI Pharmaceuticals, Inc.                             30,650          1,883,749
-------------------------------------------------------------------------------
                                                                      5,619,212

COMMUNICATIONS TECHNOLOGY -- 7.7%
Comverse Technology, Inc.                            131,950          2,484,618
Juniper Networks, Inc.                               102,380          2,416,168
Motorola, Inc. 1                                     130,000          2,345,200
QUALCOMM, Inc. 1                                      73,600          2,873,344
Research In Motion Ltd.                               39,600          3,023,064
Tellabs, Inc.                                        311,320          2,861,031
-------------------------------------------------------------------------------
                                                                     16,003,425

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.0%
Adobe Systems, Inc. 1                                 61,380          3,036,469
Microsoft Corp. 1                                    115,500          3,193,575
-------------------------------------------------------------------------------
                                                                      6,230,044


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.2%
Apple Computer, Inc.                                  54,000       $  2,092,500
SanDisk Corp.                                         88,000          2,562,560
-------------------------------------------------------------------------------
                                                                      4,655,060

CONSUMER ELECTRONICS -- 2.1%
VeriSign, Inc.                                        99,850          1,985,018
Yahoo! Inc.                                           71,328          2,418,732
-------------------------------------------------------------------------------
                                                                      4,403,750

CONSUMER PRODUCTS -- 0.9%
The Gillette Co. 1                                    46,000          1,920,040
-------------------------------------------------------------------------------
                                                                      1,920,040

CONTAINERS & PACKAGING - PAPER & PLASTIC -- 1.1%
Smurfit-Stone Container Corp.                        120,530          2,334,666
-------------------------------------------------------------------------------
                                                                      2,334,666

COPPER -- 0.9%
Freeport-McMoRan Copper & Gold,
  Inc., Class B 1                                     44,700          1,810,350
-------------------------------------------------------------------------------
                                                                      1,810,350

COSMETICS -- 0.9%
Avon Products, Inc. 1                                 41,800          1,825,824
-------------------------------------------------------------------------------
                                                                      1,825,824

DIVERSIFIED PRODUCTION -- 1.2%
Danaher Corp. 1                                       49,500          2,538,360
-------------------------------------------------------------------------------
                                                                      2,538,360

DRUGS & PHARMACEUTICALS -- 4.4%
Elan Corp. PLC, ADR 3                                 70,000          1,638,000
Gilead Sciences, Inc.                                 78,860          2,947,787
Johnson & Johnson 1                                   22,500          1,267,425
Valeant Pharmaceuticals
  International 1                                    135,100          3,258,612
-------------------------------------------------------------------------------
                                                                      9,111,824

ELECTRONICS -- 1.3%
Amphenol Corp., Class A                               79,000          2,706,540
-------------------------------------------------------------------------------
                                                                      2,706,540

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 5 9%
Advanced Micro Devices, Inc.                         205,850          2,676,050
Altera Corp.                                          73,868          1,445,597
Linear Technology Corp. 1                             46,750          1,694,220
Marvell Technology Group Ltd.                         91,750          2,397,427
Maxim Integrated Products, Inc. 1                     46,000          1,945,340
Microchip Technology, Inc. 1                          85,050          2,282,742
-------------------------------------------------------------------------------
                                                                     12,441,376

See notes to Schedule of Investments on page 28.

9 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

ENTERTAINMENT -- 0.9%
Pixar                                                 23,600       $  1,862,040
-------------------------------------------------------------------------------
                                                                      1,862,040

HEALTH CARE MANAGEMENT SERVICES -- 0.8%
Caremark Rx, Inc.                                     51,050          1,637,174
-------------------------------------------------------------------------------
                                                                      1,637,174

HOMEBUILDING -- 1.2%
Pulte Homes, Inc. 1                                   41,500          2,546,855
-------------------------------------------------------------------------------
                                                                      2,546,855

INSURANCE - MULTI-LINE -- 3.6%
Assurant, Inc. 1                                     115,600          3,005,600
CIGNA Corp. 1                                         33,850          2,356,976
Genworth Financial, Inc., Class A 1                   95,000          2,213,500
-------------------------------------------------------------------------------
                                                                      7,576,076

MACHINERY - INDUSTRIAL/SPECIALTY -- 0.8%
Illinois Tool Works, Inc. 1                           18,500          1,723,645
-------------------------------------------------------------------------------
                                                                      1,723,645

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3 5%
Baker Hughes, Inc. 1                                  41,190          1,800,827
Patterson-UTI Energy, Inc. 1                          85,000          1,620,950
Schlumberger Limited 1                                30,000          2,019,300
Smith International, Inc.                             29,750          1,806,717
-------------------------------------------------------------------------------
                                                                      7,247,794

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.8%
Biomet, Inc. 1                                        53,250          2,496,360
Boston Scientific Corp.                               50,000          1,986,500
Edwards Lifesciences Corp.                            63,000          2,110,500
Kinetic Concepts, Inc.                                58,100          3,053,155
Stryker Corp. 1                                       50,000          2,404,000
-------------------------------------------------------------------------------
                                                                     12,050,515

METALS & MINERALS - MISCELLANEOUS -- 0.8%
Companhia Vale do Rio Doce, ADR 3                     72,270          1,623,907
-------------------------------------------------------------------------------
                                                                      1,623,907

MULTI-SECTOR COMPANIES -- 1.0%
Tyco International Ltd. 1                             70,000          2,146,200
-------------------------------------------------------------------------------
                                                                      2,146,200

OFFSHORE DRILLING -- 1.9%
ENSCO International, Inc. 1                           77,500          2,531,925
Transocean Inc.                                       40,000          1,431,200
-------------------------------------------------------------------------------
                                                                      3,963,125


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 3.0%
Devon Energy Corp. 1                                  37,500       $  2,662,875
EnCana Corp. 1                                        41,100          1,902,930
XTO Energy, Inc. 1                                    55,000          1,786,400
-------------------------------------------------------------------------------
                                                                      6,352,205

OIL - INTEGRATED DOMESTIC -- 1.2%
Murphy Oil Corp. 1                                    29,650          2,572,731
-------------------------------------------------------------------------------
                                                                      2,572,731

OIL - INTEGRATED INTERNATIONAL -- 2.4%
BP PLC, ADR 1,3                                       47,500          2,732,675
Imperial Oil Ltd. 1                                   42,500          2,197,675
-------------------------------------------------------------------------------
                                                                      4,930,350

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.9%
Applied Materials, Inc.                              144,000          2,374,560
KLA-Tencor Corp.                                      38,200          1,584,536
-------------------------------------------------------------------------------
                                                                      3,959,096

RADIO & TV BROADCASTERS -- 2.5%
The DIRECTV Group, Inc.                              120,000          2,110,800
XM Satellite Radio Holdings, Inc.,
  Class A                                            102,230          3,171,175
-------------------------------------------------------------------------------
                                                                      5,281,975

RAILROADS -- 1.1%
Burlington Northern Santa Fe Corp. 1                  58,180          2,228,876
-------------------------------------------------------------------------------
                                                                      2,228,876

REAL ESTATE INVESTMENT TRUSTS -- 1.6%
Friedman, Billings, Ramsey Group,
  Inc., Class A 1                                    175,100          3,344,410
-------------------------------------------------------------------------------
                                                                      3,344,410

RESTAURANTS -- 1.2%
Yum! Brands, Inc. 1                                   60,500          2,459,930
-------------------------------------------------------------------------------
                                                                      2,459,930

RETAIL -- 8.1%
Amazon.com, Inc.                                      61,180          2,499,815
Costco Wholesale Corp. 1                              49,500          2,057,220
Fastenal Co. 1                                        33,700          1,941,120
Fisher Scientific International,
  Inc.                                                42,525          2,480,483
PETsMART, Inc. 1                                      72,000          2,044,080
Staples, Inc. 1                                      108,100          3,223,542
Target Corp. 1                                        60,500          2,737,625
-------------------------------------------------------------------------------
                                                                     16,983,885

SERVICES - COMMERCIAL -- 1.9%
eBay, Inc.                                            26,000          2,390,440


See notes to Schedule of Investments on page 28.

10 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

SERVICES - COMMERCIAL (CONTINUED)
Robert Half International, Inc. 1                     58,100       $  1,497,237
-------------------------------------------------------------------------------
                                                                      3,887,677

STEEL -- 1.5%
Nucor Corp. 1                                         35,000          3,197,950
-------------------------------------------------------------------------------
                                                                      3,197,950

TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Nokia Oyj, ADR 1,3                                   125,000          1,715,000
-------------------------------------------------------------------------------
                                                                      1,715,000

UTILITIES - CABLE TV & RADIO -- 1.2%
UnitedGlobalCom, Inc., Class A                       330,000          2,465,100
-------------------------------------------------------------------------------
                                                                      2,465,100

UTILITIES - GAS DISTRIBUTORS -- 1.0%
Questar Corp. 1                                       45,000          2,061,900
-------------------------------------------------------------------------------
                                                                      2,061,900

UTILITIES - GAS PIPELINES -- 1.1%
The Williams Cos., Inc. 1                            193,350          2,339,535
-------------------------------------------------------------------------------
                                                                      2,339,535

UTILITIES - TELECOMMUNICATIONS -- 2.5%
Nextel Communications, Inc., Class A                  78,400          1,869,056
Nextel Partners, Inc., Class A                       203,280          3,370,382
-------------------------------------------------------------------------------
                                                                      5,239,438
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $180,758,624)                             206,315,746


September 30, 2004 (unaudited)                                         Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%
BlackRock Liquidity Funds TempCash Portfolio 7                        4,054,303
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,054,303)                        4,054,303
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.6% (Cost $184,812,927)                     210,370,049
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.6)%                                     (1,355,621)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $209,014,428

See notes to Schedule of Investments on page 28.

11 |

SCHEDULE OF INVESTMENTS -- THE INFORMATION AGE FUND(R)

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 99.6%

ADVERTISING AGENCIES -- 4.5%
Greenfield Online, Inc.                               37,750       $    766,702
Marchex, Inc., Class B                               115,850          1,443,491
ValueClick, Inc.                                     325,200          3,069,888
-------------------------------------------------------------------------------
                                                                      5,280,081

COMMERCIAL INFORMATION SERVICES -- 2.0%
Ask Jeeves, Inc.                                      73,250          2,396,007
-------------------------------------------------------------------------------
                                                                      2,396,007

COMMUNICATIONS & MEDIA -- 1.2%
Time Warner, Inc.                                     83,750          1,351,725
-------------------------------------------------------------------------------
                                                                      1,351,725

COMMUNICATIONS TECHNOLOGY -- 12.6%
AudioCodes Ltd.                                      134,000          1,687,060
CallWave, Inc.                                        22,850            218,217
Comverse Technology, Inc.                             47,500            894,425
j2 Global Communications, Inc.                        13,700            432,783
Juniper Networks, Inc.                                64,850          1,530,460
QUALCOMM, Inc. 1                                      73,400          2,865,536
Research In Motion Ltd.                               38,400          2,931,456
Verisity Ltd.                                        144,350          1,003,233
WebEx Communications, Inc.                           148,700          3,244,634
-------------------------------------------------------------------------------
                                                                     14,807,804

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 31.0%
Akamai Technologies, Inc.                             59,600            837,380
Altiris, Inc.                                        126,850          4,014,802
Amdocs, Ltd.                                          33,800            737,854
Anteon International Corp.                             9,000            329,850
Blue Coat Systems, Inc.                              102,650          1,478,160
Chordiant Software, Inc.                             825,600          2,402,496
Digital River, Inc.                                   43,500          1,295,430
Digitas, Inc.                                        300,950          2,326,343
Epicor Software Corp.                                 55,500            667,665
Hyperion Solutions Corp.                              22,350            759,677
Jupitermedia Corp.                                   192,350          3,423,830
Macromedia, Inc.                                      56,500          1,134,520
Macrovision Corp.                                     20,700            498,456
Magma Design Automation, Inc.                        216,350          3,262,558
Manhattan Associates, Inc.                            17,700            432,234
Micromuse, Inc.                                      203,900            750,352
Microsoft Corp. 1                                     63,500          1,755,775
MicroStrategy, Inc., Class A                          34,350          1,411,442


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Openwave Systems, Inc.                                99,400       $    876,708
Oracle Corp.                                          76,500            862,920
PDF Solutions, Inc.                                   82,100            997,515
Quest Software, Inc.                                 117,700          1,308,824
Red Hat, Inc.                                         79,700            975,528
SAP AG, ADR 1,3                                       23,700            923,115
Shanda Interactive
  Entertainment Ltd., ADR 3                           68,650          1,647,600
Symantec Corp.                                        17,000            932,960
Wind River Systems, Inc.                              30,550            372,710
-------------------------------------------------------------------------------
                                                                     36,416,704

COMPUTER TECHNOLOGY -- 5.7%
Apple Computer, Inc.                                  34,200          1,325,250
M-Systems Flash Disk Pioneers
  Ltd.                                               251,950          4,162,214
palmOne, Inc.                                         37,100          1,129,324
Trident Microsystems, Inc.                             7,850             79,049
-------------------------------------------------------------------------------
                                                                      6,695,837

CONSUMER ELECTRONICS -- 11.7%
CNET Networks, Inc.                                  195,550          1,789,282
FindWhat.com                                          50,750            950,548
InfoSpace, Inc.                                      103,200          4,890,648
iVillage, Inc.                                       113,150            678,900
Netease.com, Inc., ADR 3                              18,600            705,498
Yahoo! Inc.                                          138,948          4,711,727
-------------------------------------------------------------------------------
                                                                     13,726,603

ELECTRICAL & ELECTRONICS -- 1.4%
Power Integrations, Inc.                              81,250          1,659,937
-------------------------------------------------------------------------------
                                                                      1,659,937

ELECTRICAL EQUIPMENT & COMPONENTS -- 3.5%
Sonic Solutions                                      252,450          4,119,984
-------------------------------------------------------------------------------
                                                                      4,119,984

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 9 6%
FormFactor, Inc.                                      84,950          1,645,481
Marvell Technology Group Ltd.                         44,850          1,171,930
Mindspeed Technologies, Inc.                         305,350            610,700
O2Micro International Ltd.                           206,100          2,213,514
PLX Technology, Inc.                                 247,000          1,780,870
Sigmatel, Inc.                                        61,750          1,309,718
Tessera Technologies, Inc.                            56,150          1,240,915
Virage Logic Corp.                                   100,300          1,236,699
-------------------------------------------------------------------------------
                                                                     11,209,827

See notes to Schedule of Investments on page 28.

12 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 0.8%
AU Optronics Corp., ADR 1,3                           74,350       $    930,862
-------------------------------------------------------------------------------
                                                                        930,862

ENTERTAINMENT -- 1.8%
Pixar                                                 26,300          2,075,070
-------------------------------------------------------------------------------
                                                                      2,075,070

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.8%
TradeStation Group, Inc.                             149,950            919,194
-------------------------------------------------------------------------------
                                                                        919,194

IDENTIFICATION CONTROL & FILTER DEVICES -- 0.2%
Cogent, Inc.                                          11,650            212,263
-------------------------------------------------------------------------------
                                                                        212,263

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY -- 0.1%
51job, Inc., ADR 3                                     3,050             63,288
-------------------------------------------------------------------------------
                                                                         63,288

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.3%
August Technology Corp.                               33,250            228,428
Axcelis Technologies, Inc.                            88,650            734,022
Credence Systems Corp.                                86,300            621,360
-------------------------------------------------------------------------------
                                                                      1,583,810

RETAIL -- 3.0%
Amazon.com, Inc.                                      19,900            813,114
Overstock.com, Inc.                                   25,600            940,288
Priceline.com, Inc.                                   77,400          1,715,958
-------------------------------------------------------------------------------
                                                                      3,469,360

SERVICES - COMMERCIAL -- 8.4%
Autobytel, Inc.                                       97,450            874,127
Ctrip.com International Ltd.,
  ADR 3                                               24,950            865,765
eBay, Inc.                                            45,100          4,146,494
IAC/InterActiveCorp                                   60,222          1,326,088
Monster Worldwide, Inc.                              109,000          2,685,760
-------------------------------------------------------------------------------
                                                                      9,898,234

TELECOMMUNICATIONS EQUIPMENT -- 0.0%
JAMDAT Mobile, Inc.                                      750             17,303
-------------------------------------------------------------------------------
                                                                         17,303
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $93,970,904)                              116,833,893


September 30, 2004 (unaudited)                      Warrants              Value
-------------------------------------------------------------------------------

WARRANTS -- 0.2%

COMMUNICATIONS TECHNOLOGY -- 0.2%
Novatel Wireless, Inc., Strike
  18.00, Expires 12/20/05 4,6                         33,247       $    292,584
-------------------------------------------------------------------------------
                                                                        292,584
-------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $156,260)                                          292,584


September 30, 2004 (unaudited)                                           Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%
BlackRock Liquidity Funds TempCash Portfolio 7                        1,154,164
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,154,164)                        1,154,164
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.8% (Cost $95,281,328)                      118,280,641
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.8)%                                      (954,496)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $117,326,145

See notes to Schedule of Investments on page 28.

13 |

SCHEDULE OF INVESTMENTS -- RS INTERNET AGE FUND(R)

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 95.4%

ADVERTISING AGENCIES -- 6.6%
Greenfield Online, Inc.                               50,400        $ 1,023,624
Marchex, Inc., Class B                               204,300          2,545,578
ValueClick, Inc.                                     284,500          2,685,680
-------------------------------------------------------------------------------
                                                                      6,254,882

COMMERCIAL INFORMATION SERVICES -- 2.4%
Ask Jeeves, Inc.                                      70,300          2,299,513
-------------------------------------------------------------------------------
                                                                      2,299,513

COMMUNICATIONS & MEDIA -- 1.1%
Time Warner, Inc.                                     65,800          1,062,012
-------------------------------------------------------------------------------
                                                                      1,062,012

COMMUNICATIONS TECHNOLOGY -- 10.0%
AudioCodes Ltd.                                      105,500          1,328,245
CallWave, Inc.                                        18,350            175,242
Ditech Communications Corp.                           24,300            544,077
j2 Global Communications, Inc.                        10,800            341,172
Novatel Wireless, Inc.                                28,400            667,400
Research In Motion Ltd.                               25,800          1,969,572
Verisity Ltd.                                        260,800          1,812,560
WebEx Communications, Inc.                           119,800          2,614,036
-------------------------------------------------------------------------------
                                                                      9,452,304

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 26.4%
Altiris, Inc.                                        100,600          3,183,990
Anteon International Corp.                             7,000            256,550
Blue Coat Systems, Inc.                               80,800          1,163,520
Chordiant Software, Inc.                             645,500          1,878,405
Digital River, Inc.                                   49,000          1,459,220
Digitas, Inc.                                        238,000          1,839,740
Epicor Software Corp.                                 44,800            538,944
Hyperion Solutions Corp.                              17,500            594,825
Jupitermedia Corp.                                   143,350          2,551,630
Macromedia, Inc.                                      43,600            875,488
Macrovision Corp.                                     16,200            390,096
Magma Design Automation, Inc.                        167,300          2,522,884
Manhattan Associates, Inc.                            13,900            339,438
Micromuse, Inc.                                      160,900            592,112
MicroStrategy, Inc., Class A                          26,600          1,092,994
Openwave Systems, Inc.                                78,000            687,960
PDF Solutions, Inc.                                   66,700            810,405
Quest Software, Inc.                                  94,600          1,051,952
Red Hat, Inc.                                         62,900            769,896


September 30, 2004 (unaudited)                        Shares              Value
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Shanda Interactive Entertainment
  Ltd., ADR 3                                         55,100        $ 1,322,400
Symantec Corp.                                        12,300            675,024
Wind River Systems, Inc.                              24,600            300,120
-------------------------------------------------------------------------------
                                                                     24,897,593

COMPUTER TECHNOLOGY -- 5.2%
M-Systems Flash Disk Pioneers Ltd.                   212,100          3,503,892
palmOne, Inc.                                         29,000            882,760
Trident Microsystems, Inc.                            53,800            541,766
-------------------------------------------------------------------------------
                                                                      4,928,418

CONSUMER ELECTRONICS -- 12.3%
CNET Networks, Inc.                                  151,400          1,385,310
FindWhat.com                                          39,100            732,343
InfoSpace, Inc.                                       91,200          4,321,968
iVillage, Inc.                                       163,100            978,600
Netease.com, Inc., ADR 3                              14,600            553,778
Yahoo! Inc.                                          107,580          3,648,038
-------------------------------------------------------------------------------
                                                                     11,620,037

ELECTRICAL & ELECTRONICS -- 1.4%
Power Integrations, Inc.                              63,300          1,293,219
-------------------------------------------------------------------------------
                                                                      1,293,219

ELECTRICAL EQUIPMENT & COMPONENTS -- 3.5%
Sonic Solutions                                      199,000          3,247,680
-------------------------------------------------------------------------------
                                                                      3,247,680

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 9.7%
FormFactor, Inc.                                      65,800          1,274,546
Marvell Technology Group Ltd.                         28,800            752,544
Mindspeed Technologies, Inc.                         300,600            601,200
O2Micro International Ltd.                           161,800          1,737,732
PLX Technology, Inc.                                 195,100          1,406,671
Sigmatel, Inc.                                        44,800            950,208
Tessera Technologies, Inc.                            57,300          1,266,330
Virage Logic Corp.                                    91,300          1,125,729
-------------------------------------------------------------------------------
                                                                      9,114,960

ENTERTAINMENT -- 1.8%
Pixar                                                 21,300          1,680,570
-------------------------------------------------------------------------------
                                                                      1,680,570

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.8%
TradeStation Group, Inc.                             120,600            739,278
-------------------------------------------------------------------------------
                                                                        739,278

See notes to Schedule of Investments on page 28.

14 |

September 30, 2004 (unaudited)                        Shares              Value
--------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 0.2%
Cogent, Inc.                                           9,150        $   166,713
-------------------------------------------------------------------------------
                                                                        166,713

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY -- 0.1%
51job, Inc., ADR 3                                     2,450             50,838
-------------------------------------------------------------------------------
                                                                         50,838

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.3%
August Technology Corp.                               73,300            503,571
Axcelis Technologies, Inc.                            68,400            566,352
Credence Systems Corp.                                66,000            475,200
Photon Dynamics, Inc.                                 32,400            657,720
-------------------------------------------------------------------------------
                                                                      2,202,843

RETAIL -- 2.9%
Amazon.com, Inc.                                      15,800            645,588
Overstock.com, Inc.                                   20,200            741,946
Priceline.com, Inc.                                   61,000          1,352,370
-------------------------------------------------------------------------------
                                                                      2,739,904

SERVICES - COMMERCIAL -- 8.7%
Autobytel, Inc.                                      136,400          1,223,508
Ctrip.com International Ltd., ADR 3                   19,600            680,120
eBay, Inc.                                            34,600          3,181,124
IAC/InterActiveCorp                                   48,305          1,063,676
Monster Worldwide, Inc.                               84,400          2,079,616
-------------------------------------------------------------------------------
                                                                      8,228,044

TELECOMMUNICATIONS EQUIPMENT -- 0.0%
JAMDAT Mobile, Inc.                                      600             13,842
-------------------------------------------------------------------------------
                                                                         13,842
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $73,258,211)                               89,992,650


September 30, 2004 (unaudited)                      Warrants              Value
-------------------------------------------------------------------------------

WARRANTS -- 0.2%

COMMUNICATIONS TECHNOLOGY -- 0.2%
Novatel Wireless, Inc., Strike
  18.00, Expires 12/20/05 4,6                         18,701            164,579
-------------------------------------------------------------------------------
                                                                        164,579

-------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $87,896)                                          164,579


September 30, 2004 (unaudited)                                            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.3%
BlackRock Liquidity Funds TempCash Portfolio 7                        4,846,914
BlackRock Liquidity Funds TempFund Portfolio 7                          171,990
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $5,018,904)                        5,018,904
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.9% (Cost $78,365,011)                       95,176,133
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.9)%                                       (832,140)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $94,343,993

See notes to Schedule of Investments on page 28.

15 |

SCHEDULE OF INVESTMENTS -- RS MIDCAP OPPORTUNITIES FUND

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 97.6%

ADVERTISING AGENCIES -- 1.2%
Lamar Advertising Co.                                 44,000       $  1,830,840
-------------------------------------------------------------------------------
                                                                      1,830,840

AEROSPACE -- 1.3%
Rockwell Collins, Inc. 1                              51,900          1,927,566
-------------------------------------------------------------------------------
                                                                      1,927,566

AIR TRANSPORT -- 0.8%
Expeditors International of
  Washington, Inc. 1                                  23,150          1,196,855
-------------------------------------------------------------------------------
                                                                      1,196,855

ALUMINUM -- 1.1%
Alcan, Inc. 1                                         33,430          1,597,954
-------------------------------------------------------------------------------
                                                                      1,597,954

AUTO TRUCKS & PARTS -- 0.9%
PACCAR, Inc. 1                                        19,800          1,368,576
-------------------------------------------------------------------------------
                                                                      1,368,576

BANKS - OUTSIDE NEW YORK CITY -- 1.1%
Doral Financial Corp. 1                               40,600          1,683,682
-------------------------------------------------------------------------------
                                                                      1,683,682

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.7%
Biogen Idec, Inc.                                     17,670          1,080,874
Celgene Corp.                                         19,800          1,152,954
Genzyme Corp.                                         28,950          1,575,169
OSI Pharmaceuticals, Inc.                             27,550          1,693,223
-------------------------------------------------------------------------------
                                                                      5,502,220

BUILDING MATERIALS -- 2.2%
Hughes Supply, Inc. 1                                 54,900          1,650,843
Vulcan Materials Co. 1                                33,600          1,711,920
-------------------------------------------------------------------------------
                                                                      3,362,763

CASINOS & GAMBLING -- 0.8%
Station Casinos, Inc. 1                               25,050          1,228,452
-------------------------------------------------------------------------------
                                                                      1,228,452

CHEMICALS -- 0.6%
Air Products & Chemicals, Inc. 1                      17,500            951,650
-------------------------------------------------------------------------------
                                                                        951,650

COAL -- 0.9%
Peabody Energy Corp. 1                                22,500          1,338,750
-------------------------------------------------------------------------------
                                                                      1,338,750


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 0.7%
Ask Jeeves, Inc.                                      33,360       $  1,091,206
-------------------------------------------------------------------------------
                                                                      1,091,206

COMMUNICATIONS & MEDIA -- 0.8%
Gemstar-TV Guide
  International, Inc.                                210,300          1,188,195
-------------------------------------------------------------------------------
                                                                      1,188,195

COMMUNICATIONS TECHNOLOGY -- 6.0%
Comverse Technology, Inc.                             85,850          1,616,556
Juniper Networks, Inc.                                71,920          1,697,312
L-3 Communications Holdings,
  Inc. 1                                              21,000          1,407,000
Research In Motion Ltd.                               26,400          2,015,376
Tellabs, Inc.                                        237,590          2,183,452
-------------------------------------------------------------------------------
                                                                      8,919,696

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 1.5%
Adobe Systems, Inc. 1                                 45,640          2,257,811
-------------------------------------------------------------------------------
                                                                      2,257,811

COMPUTER TECHNOLOGY -- 3.4%
Apple Computer, Inc.                                  36,500          1,414,375
Network Appliance, Inc.                               48,000          1,104,000
SanDisk Corp.                                         60,500          1,761,760
Zebra Technologies Corp.,
  Class A                                             14,350            875,493
-------------------------------------------------------------------------------
                                                                      5,155,628

CONSUMER ELECTRONICS -- 2.5%
InfoSpace, Inc.                                       22,500          1,066,275
VeriSign, Inc.                                        69,250          1,376,690
Yahoo! Inc.                                           37,750          1,280,102
-------------------------------------------------------------------------------
                                                                      3,723,067

COPPER -- 0.9%
Freeport-McMoRan Copper &
  Gold, Inc., Class B 1                               31,650          1,281,825
-------------------------------------------------------------------------------
                                                                      1,281,825

DRUGS & PHARMACEUTICALS -- 5.6%
Elan Corp. PLC, ADR 3                                 40,000            936,000
Gilead Sciences, Inc.                                 59,700          2,231,586
Medicis Pharmaceutical Corp.,
  Class A 1                                           29,900          1,167,296
MedImmune, Inc.                                       29,950            709,815
Shire Pharmaceuticals Group
  PLC, ADR 1,3                                        43,070          1,233,955
Valeant Pharmaceuticals
  International 1                                     88,740          2,140,409
-------------------------------------------------------------------------------
                                                                      8,419,061

See notes to Schedule of Investments on page 28.

16 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

EDUCATION SERVICES -- 1.5%
Career Education Corp.                                80,580       $  2,290,889
-------------------------------------------------------------------------------
                                                                      2,290,889

ELECTRONICS -- 1.1%
Amphenol Corp., Class A                               49,100          1,682,166
-------------------------------------------------------------------------------
                                                                      1,682,166

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 4.9%
Advanced Micro Devices, Inc.                          70,900            921,700
Altera Corp.                                          48,307            945,368
Cree, Inc.                                            50,000          1,526,500
Linear Technology Corp. 1                             33,100          1,199,544
Marvell Technology Group Ltd.                         52,850          1,380,971
Microchip Technology, Inc. 1                          51,480          1,381,723
-------------------------------------------------------------------------------
                                                                      7,355,806

FINANCE - SMALL LOANS -- 1.3%
AmeriCredit Corp.                                     92,000          1,920,960
-------------------------------------------------------------------------------
                                                                      1,920,960

FINANCIAL - MISCELLANEOUS -- 2.4%
CapitalSource, Inc.                                   83,270          1,860,252
Providian Financial Corp.                            115,900          1,801,086
-------------------------------------------------------------------------------
                                                                      3,661,338

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.0%
Alliance Data Systems Corp.                           35,150          1,425,684
Global Payments, Inc. 1                               29,700          1,590,435
-------------------------------------------------------------------------------
                                                                      3,016,119

HEALTH CARE FACILITIES -- 2.8%
DaVita, Inc.                                          46,450          1,446,917
HEALTHSOUTH Corp.                                    256,235          1,306,799
Quest Diagnostics, Inc. 1                             15,900          1,402,698
-------------------------------------------------------------------------------
                                                                      4,156,414

HEALTH CARE MANAGEMENT SERVICES -- 0.8%
Caremark Rx, Inc.                                     35,500          1,138,485
-------------------------------------------------------------------------------
                                                                      1,138,485

HOMEBUILDING -- 1.2%
Pulte Homes, Inc. 1                                   28,270          1,734,930
-------------------------------------------------------------------------------
                                                                      1,734,930

INSURANCE - MULTI-LINE -- 3.3%
Assurant, Inc. 1                                      70,850          1,842,100
CIGNA Corp. 1                                         24,030          1,673,209
Genworth Financial, Inc.,
  Class A 1                                           63,000          1,467,900
-------------------------------------------------------------------------------
                                                                      4,983,209


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.0%
Baker Hughes, Inc. 1                                  28,930       $  1,264,819
BJ Services Co. 1                                     28,100          1,472,721
National-Oilwell, Inc.                                34,380          1,129,727
Patterson-UTI Energy, Inc. 1                          55,000          1,048,850
Smith International, Inc.                             17,900          1,087,067
-------------------------------------------------------------------------------
                                                                      6,003,184

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.5%
Biomet, Inc. 1                                        27,600          1,293,888
Cytyc Corp.                                           69,650          1,682,047
Edwards Lifesciences Corp.                            44,500          1,490,750
Kinetic Concepts, Inc.                                42,100          2,212,355
-------------------------------------------------------------------------------
                                                                      6,679,040

OFFSHORE DRILLING -- 1.7%
ENSCO International, Inc. 1                           49,800          1,626,966
Transocean Inc.                                       25,000            894,500
-------------------------------------------------------------------------------
                                                                      2,521,466

OIL - CRUDE PRODUCERS -- 2.0%
Newfield Exploration Co.                              28,900          1,769,836
XTO Energy, Inc. 1                                    35,450          1,151,416
-------------------------------------------------------------------------------
                                                                      2,921,252

OIL - INTEGRATED DOMESTIC -- 0.9%
Murphy Oil Corp. 1                                    14,800          1,284,196
-------------------------------------------------------------------------------
                                                                      1,284,196

PAINTS & COATINGS -- 1.0%
RPM International, Inc. 1                             83,050          1,465,832
-------------------------------------------------------------------------------
                                                                      1,465,832

PRODUCTION TECHNOLOGY EQUIPMENT -- 0.8%
KLA-Tencor Corp.                                      27,300          1,132,404
-------------------------------------------------------------------------------
                                                                      1,132,404

RADIO & TV BROADCASTERS -- 1.6%
XM Satellite Radio Holdings,
  Inc., Class A                                       75,640          2,346,353
-------------------------------------------------------------------------------
                                                                      2,346,353

REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Friedman, Billings, Ramsey
  Group, Inc., Class A 1                              92,900          1,774,390
-------------------------------------------------------------------------------
                                                                      1,774,390

RENTAL & LEASING SERVICES - COMMERCIAL -- 1.2%
Ryder System, Inc. 1                                  37,900          1,782,816
-------------------------------------------------------------------------------
                                                                      1,782,816

See notes to Schedule of Investments on page 28.

17 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

RESTAURANTS -- 0.9%
Yum! Brands, Inc. 1                                   33,700       $  1,370,242
-------------------------------------------------------------------------------
                                                                      1,370,242

RETAIL -- 7.0%
Fastenal Co. 1                                        23,700          1,365,120
Limited Brands, Inc. 1                                57,450          1,280,560
Michaels Stores, Inc. 1                               28,450          1,684,524
Pacific Sunwear of California,
  Inc.                                                69,370          1,460,239
PETsMART, Inc. 1                                      40,700          1,155,473
Staples, Inc. 1                                       51,300          1,529,766
Urban Outfitters, Inc.                                20,900            718,960
Williams-Sonoma, Inc.                                 35,000          1,314,250
-------------------------------------------------------------------------------
                                                                     10,508,892

SAVINGS & LOAN -- 0.9%
Sovereign Bancorp, Inc. 1                             65,000          1,418,300
-------------------------------------------------------------------------------
                                                                      1,418,300

SERVICES - COMMERCIAL -- 2.7%
Robert Half International,
  Inc. 1                                              41,150          1,060,436
Sirva, Inc.                                           68,350          1,565,215
The Corporate Executive Board
  Co. 1                                               22,000          1,347,280
-------------------------------------------------------------------------------
                                                                      3,972,931

STEEL -- 1.6%
International Steel Group, Inc.                       32,400          1,091,880
Nucor Corp. 1                                         15,000          1,370,550
-------------------------------------------------------------------------------
                                                                      2,462,430

TELECOMMUNICATIONS EQUIPMENT -- 3.0%
American Tower Corp., Class A                         79,150          1,214,953
Crown Castle International
  Corp.                                               75,100          1,117,488
Plantronics, Inc. 1                                   49,550          2,142,542
-------------------------------------------------------------------------------
                                                                      4,474,983

TEXTILE - APPAREL MANUFACTURERS -- 1.3%
Polo Ralph Lauren Corp. 1                             54,450          1,980,347
-------------------------------------------------------------------------------
                                                                      1,980,347

UTILITIES - ELECTRICAL -- 0.5%
The AES Corp.                                         69,900            698,301
-------------------------------------------------------------------------------
                                                                        698,301

UTILITIES - GAS DISTRIBUTORS -- 0.8%
Questar Corp. 1                                       24,680          1,130,838
-------------------------------------------------------------------------------
                                                                      1,130,838


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

UTILITIES - GAS PIPELINES -- 1.1%
The Williams Cos., Inc. 1                            136,830       $  1,655,643
-------------------------------------------------------------------------------
                                                                      1,655,643

UTILITIES - TELECOMMUNICATIONS -- 1.6%
Nextel Partners, Inc., Class A                       140,710          2,332,972
-------------------------------------------------------------------------------
                                                                      2,332,972
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $124,853,205)                             145,882,925


September 30, 2004 (unaudited)                                            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.4%
BlackRock Liquidity Funds TempCash Portfolio 7                        2,128,993
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,128,993)                        2,128,993
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0% (Cost $126,982,198)                      148,011,918
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.0%                                             1,557,349
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $149,569,267

See notes to Schedule of Investments on page 28.

18 |

SCHEDULE OF INVESTMENTS -- RS SMALLER COMPANY GROWTH FUND

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 88.3%

ADVERTISING AGENCIES -- 1.3%
ValueClick, Inc.                                     268,850       $  2,537,944
-------------------------------------------------------------------------------
                                                                      2,537,944

AUTO TRUCKS & PARTS -- 0.9%
Wabash National Corp.                                 59,550          1,635,838
-------------------------------------------------------------------------------
                                                                      1,635,838

BANKS - NEW YORK CITY -- 0.6%
Signature Bank                                        44,900          1,201,075
-------------------------------------------------------------------------------
                                                                      1,201,075

BANKS - OUTSIDE NEW YORK CITY -- 2.5%
Nara Bancorp, Inc. 1                                  76,250          1,536,437
PrivateBancorp, Inc. 1                                53,910          1,453,414
Southwest Bancorporation of Texas,
  Inc. 1                                              89,250          1,797,495
-------------------------------------------------------------------------------
                                                                      4,787,346

BEVERAGE - SOFT DRINKS -- 0.5%
Peet's Coffee & Tea, Inc.                             37,350            873,616
-------------------------------------------------------------------------------
                                                                        873,616

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.4%
Alexion Pharmaceuticals, Inc.                        102,050          1,836,900
ArthroCare Corp.                                      62,750          1,837,947
Cypress Bioscience, Inc.                              27,500            320,925
Nabi Biopharmaceuticals                               78,000          1,043,640
Rigel Pharmaceuticals, Inc.                           58,100          1,469,930
-------------------------------------------------------------------------------
                                                                      6,509,342

BUILDING - ROOF & WALLBOARD -- 0.8%
Beacon Roofing Supply, Inc.                           90,050          1,476,820
-------------------------------------------------------------------------------
                                                                      1,476,820

CASINOS & GAMBLING -- 2.0%
Scientific Games Corp., Class A                      199,300          3,806,630
-------------------------------------------------------------------------------
                                                                      3,806,630

COMMUNICATIONS TECHNOLOGY -- 1.3%
j2 Global Communications, Inc.                        79,100          2,498,769
-------------------------------------------------------------------------------
                                                                      2,498,769

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.3%
Digitas, Inc.                                        205,150          1,585,810
Embarcadero Technologies, Inc.                       146,800          1,241,928
Jupitermedia Corp.                                    91,750          1,633,150
Keynote Systems, Inc.                                210,200          2,976,432
Lionbridge Technologies, Inc.                        179,000          1,537,610
LivePerson, Inc.                                     500,000          1,635,000


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Merge Technologies, Inc.                             123,150       $  2,125,569
Open Solutions, Inc.                                  97,900          2,444,563
RADWARE Ltd.                                          82,300          1,810,600
SafeNet, Inc.                                         57,800          1,524,764
Synplicity, Inc.                                     224,500          1,158,420
Zoran Corp.                                          107,300          1,686,756
-------------------------------------------------------------------------------
                                                                     21,360,602

COMPUTER TECHNOLOGY -- 1.0%
M-Systems Flash Disk Pioneers Ltd.                   111,550          1,842,806
-------------------------------------------------------------------------------
                                                                      1,842,806

CONSUMER ELECTRONICS -- 2.9%
CNET Networks, Inc.                                  208,100          1,904,115
InfoSpace, Inc.                                       74,080          3,510,651
-------------------------------------------------------------------------------
                                                                      5,414,766

DRUGS & PHARMACEUTICALS -- 2.8%
AtheroGenics, Inc.                                    45,050          1,484,397
Bradley Pharmaceuticals, Inc.                         57,300          1,166,055
Connetics Corp.                                       44,580          1,204,552
QLT, Inc.                                             85,500          1,423,575
-------------------------------------------------------------------------------
                                                                      5,278,579

EDUCATION SERVICES -- 1.2%
Laureate Education, Inc.                              63,310          2,356,398
-------------------------------------------------------------------------------
                                                                      2,356,398

ELECTRONICS -- 1.5%
BEI Technologies, Inc. 1                              63,930          1,751,682
SRS Labs, Inc.                                       208,800          1,110,816
-------------------------------------------------------------------------------
                                                                      2,862,498

ELECTRONICS - MEDICAL SYSTEMS -- 2.1%
Endocardial Solutions, Inc.                          113,600          1,314,352
Hologic, Inc.                                         83,250          1,604,227
Intuitive Surgical, Inc.                              41,790          1,034,303
-------------------------------------------------------------------------------
                                                                      3,952,882

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 4.2%
FormFactor, Inc.                                      36,500            707,005
Microsemi Corp.                                      118,400          1,669,440
O2Micro International Ltd.                           169,300          1,818,282
Sigmatel, Inc.                                        91,500          1,940,715
Silicon Image, Inc.                                  141,250          1,785,400
-------------------------------------------------------------------------------
                                                                      7,920,842

See notes to Schedule of Investments on page 28.

19 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 0.9%
Sypris Solutions, Inc. 1                             118,800       $  1,621,620
-------------------------------------------------------------------------------
                                                                      1,621,620

ENTERTAINMENT -- 0.5%
Image Entertainment, Inc.                            248,600          1,029,204
-------------------------------------------------------------------------------
                                                                      1,029,204

FINANCE COMPANIES -- 1.0%
Saxon Capital, Inc.                                   87,700          1,885,550
-------------------------------------------------------------------------------
                                                                      1,885,550

HEALTH CARE FACILITIES -- 1.2%
Kindred Healthcare, Inc.                              95,700          2,335,080
-------------------------------------------------------------------------------
                                                                      2,335,080

HEALTH CARE MANAGEMENT SERVICES -- 3.0%
American Medical Security Group,
  Inc.                                               108,550          3,472,515
Providence Service Corp.                             109,200          2,115,204
-------------------------------------------------------------------------------
                                                                      5,587,719

HEALTH CARE SERVICES -- 1.4%
Amedisys, Inc.                                        18,200            545,090
LabOne, Inc.                                          71,100          2,078,253
-------------------------------------------------------------------------------
                                                                      2,623,343

INSURANCE - PROPERTY & CASUALTY -- 3.3%
Affirmative Insurance Holdings,
  Inc.                                               117,600          1,855,728
Infinity Property & Casualty Corp. 1                  91,000          2,687,230
ProAssurance Corp.                                    48,190          1,687,614
                                                                      6,230,572

LEISURE TIME -- 1.3%
K2, Inc.                                             167,300          2,394,063
-------------------------------------------------------------------------------
                                                                      2,394,063

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 5.0%
Cal Dive International, Inc.                          56,520          2,013,242
Oil States International, Inc.                       120,000          2,244,000
Patterson-UTI Energy, Inc. 1                         144,800          2,761,336
Superior Energy Services, Inc.                       181,750          2,348,210
-------------------------------------------------------------------------------
                                                                      9,366,788

MACHINERY - SPECIALTY -- 0.3%
Engineered Support Systems, Inc. 1                    13,850            632,114
-------------------------------------------------------------------------------
                                                                        632,114

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.3%
Orthovita, Inc.                                      322,000          1,440,950
The Spectranetics Corp.                              325,700          1,664,327


September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (CONTINUED)
ThermoGenesis Corp.                                  274,500       $  1,317,600
-------------------------------------------------------------------------------
                                                                      4,422,877

MEDICAL SERVICES -- 1.8%
America Service Group Inc.                            81,130          3,329,575
-------------------------------------------------------------------------------
                                                                      3,329,575

METAL FABRICATING -- 1.2%
Maverick Tube Corp.                                   73,540          2,265,767
-------------------------------------------------------------------------------
                                                                      2,265,767

METALS & MINERALS - MISCELLANEOUS -- 0.5%
Brush Engineered Materials, Inc.                      49,400          1,023,074
-------------------------------------------------------------------------------
                                                                      1,023,074

MISCELLANEOUS MATERIALS & COMMODITIES -- 1.2%
Ceradyne, Inc.                                        49,850          2,188,914
-------------------------------------------------------------------------------
                                                                      2,188,914

OIL - CRUDE PRODUCERS -- 2.3%
Grey Wolf, Inc.                                      424,700          2,076,783
Unit Corp.                                            67,300          2,360,884
-------------------------------------------------------------------------------
                                                                      4,437,667

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.5%
Mykrolis Corp.                                       107,100          1,078,497
Ultratech, Inc.                                      107,200          1,679,824
-------------------------------------------------------------------------------
                                                                      2,758,321

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
BioMed Realty Trust, Inc. 1                          105,100          1,848,709
-------------------------------------------------------------------------------
                                                                      1,848,709

RENTAL & LEASING SERVICES - COMMERCIAL -- 1.0%
Marlin Business Services, Inc.                        97,460          1,828,350
-------------------------------------------------------------------------------
                                                                      1,828,350

RENTAL & LEASING SERVICES - CONSUMER -- 1.7%
Aaron Rents, Inc. 1                                  145,675          3,169,888
-------------------------------------------------------------------------------
                                                                      3,169,888

RESTAURANTS -- 1.0%
RARE Hospitality International,
  Inc.                                                71,500          1,905,475
-------------------------------------------------------------------------------
                                                                      1,905,475

RETAIL -- 5.2%
Casual Male Retail Group, Inc.                       169,900            890,276
Charlotte Russe Holding, Inc.                        158,700          1,821,876
Cost Plus, Inc.                                       45,000          1,592,100
EZCORP, Inc.                                         173,800          1,512,234
Guitar Center, Inc.                                   42,750          1,851,075


See notes to Schedule of Investments on page 28.

20 |

September 30, 2004 (unaudited)                        Shares              Value
-------------------------------------------------------------------------------

RETAIL (CONTINUED)
Jos. A. Bank Clothiers, Inc.                          81,425       $  2,253,844
-------------------------------------------------------------------------------
                                                                      9,921,405

SERVICES - COMMERCIAL -- 2.1%
Kforce, Inc.                                         162,400          1,360,912
Navigant Consulting, Inc.                            116,650          2,561,634
-------------------------------------------------------------------------------
                                                                      3,922,546

TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Applied Signal Technology, Inc. 1                     57,350          1,834,627
-------------------------------------------------------------------------------
                                                                      1,834,627

TEXTILE - APPAREL MANUFACTURERS -- 1.9%
Ashworth, Inc.                                       239,150          1,961,030
Oxford Industries, Inc. 1                             45,520          1,695,620
-------------------------------------------------------------------------------
                                                                      3,656,650

TRANSPORTATION - MISCELLANEOUS -- 2.1%
Dynamex, Inc.                                        120,100          2,070,524
Vitran Corp., Inc.                                   126,900          1,887,003
-------------------------------------------------------------------------------
                                                                      3,957,527

TRUCKERS -- 2.3%
Forward Air Corp.                                     51,330          2,054,227
Old Dominion Freight Line, Inc.                       77,150          2,222,691
-------------------------------------------------------------------------------
                                                                      4,276,918

TOTAL COMMON STOCKS (Cost $132,234,253)                             166,771,096


September 30, 2004 (unaudited)                                            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 9.5%
BlackRock Liquidity Funds TempCash Portfolio 7                        9,473,200
BlackRock Liquidity Funds TempFund Portfolio 7                        8,539,757
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $18,012,957)                      18,012,957
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 97.8% (Cost $150,247,210)                      184,784,053
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 2.2%                                             4,114,222
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $188,898,275

See notes to Schedule of Investments on page 28.

21 |

SCHEDULE OF INVESTMENTS -- RS CONTRARIAN VALUE FUND

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 83.8%

AGRICULTURE - FISHING & RANCHING -- 1.5%
Bunge Ltd. 1                                         127,000       $  5,077,460
-------------------------------------------------------------------------------
                                                                      5,077,460

ALUMINUM -- 3.2%
Alcan, Inc. 1                                        220,000         10,516,000
-------------------------------------------------------------------------------
                                                                     10,516,000

AUTO TRUCKS & PARTS -- 2.3%
PACCAR, Inc. 1                                       110,000          7,603,200
-------------------------------------------------------------------------------
                                                                      7,603,200

CABLE TELEVISION SERVICES -- 3.0%
Liberty Media Corp., Class A                         765,000          6,670,800
Liberty Media International,
  Inc., Class A                                      101,666          3,391,781
-------------------------------------------------------------------------------
                                                                     10,062,581

CASINOS & GAMBLING -- 2.2%
Scientific Games Corp., Class A                      386,300          7,378,330
-------------------------------------------------------------------------------
                                                                      7,378,330

CHEMICALS -- 1.8%
Westlake Chemical Corp.                              275,000          6,132,500
-------------------------------------------------------------------------------
                                                                      6,132,500

COAL -- 4.0%
Peabody Energy Corp. 1                               109,000          6,485,500
XStrata PLC 1                               GBP      413,000          6,789,666
-------------------------------------------------------------------------------
                                                                     13,275,166

COMMUNICATIONS TECHNOLOGY -- 2.2%
3Com Corp.                                         1,760,000          7,427,200
-------------------------------------------------------------------------------
                                                                      7,427,200

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 2.3%
BMC Software, Inc.                                   486,000          7,683,660
-------------------------------------------------------------------------------
                                                                      7,683,660

DRUGS & PHARMACEUTICALS -- 2.6%
Barr Pharmaceuticals, Inc.                           212,000          8,783,160
-------------------------------------------------------------------------------
                                                                      8,783,160

EDUCATION SERVICES -- 4.8%
Career Education Corp.                               291,000          8,273,130
ITT Educational Services, Inc.                       211,000          7,606,550
-------------------------------------------------------------------------------
                                                                     15,879,680


September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.6%
SunGard Data Systems, Inc.                           361,000       $  8,580,970
-------------------------------------------------------------------------------
                                                                      8,580,970

GOLD -- 2.1%
Kinross Gold Corp.                                CAD     1,039,200   7,037,212
-------------------------------------------------------------------------------
                                                                      7,037,212

HEALTH CARE FACILITIES -- 3.0%
Kindred Healthcare, Inc.                             413,800         10,096,720
-------------------------------------------------------------------------------
                                                                     10,096,720

HEALTH CARE MANAGEMENT SERVICES -- 2.8%
PacifiCare Health Systems, Inc.                      252,000          9,248,400
-------------------------------------------------------------------------------
                                                                      9,248,400

HEALTH CARE SERVICES -- 0.4%
Omnicare, Inc. 1                                      47,600          1,349,936
-------------------------------------------------------------------------------
                                                                      1,349,936

HOMEBUILDING -- 3.8%
Pulte Homes, Inc. 1                                  104,000          6,382,480
Toll Brothers, Inc.                                  139,000          6,439,870
-------------------------------------------------------------------------------
                                                                     12,822,350

INSURANCE - MULTI-LINE -- 3.1%
Assurant, Inc. 1                                     404,000         10,504,000
-------------------------------------------------------------------------------
                                                                     10,504,000

INSURANCE - PROPERTY & CASUALTY -- 4.1%
Endurance Specialty Holdings
  Ltd. 1                                             326,000         10,480,900
The PMI Group, Inc. 1                                 75,000          3,043,500
-------------------------------------------------------------------------------
                                                                     13,524,400

METALS & MINERALS - MISCELLANEOUS -- 5.8%
Ivanhoe Nickel & Platinum
  Ltd. 4,5                                           698,422          5,587,376
Teck Cominco, Ltd., Class B 1               CAD      305,000          6,557,663
Wheaton River Minerals Ltd.                 CAD    2,250,000          7,058,196
-------------------------------------------------------------------------------
                                                                     19,203,235

OIL - CRUDE PRODUCERS -- 4.1%
Talisman Energy, Inc. 1                     CAD      270,000          6,995,614
Western Oil Sands, Inc., Class A            CAD      225,000          6,709,731
-------------------------------------------------------------------------------
                                                                     13,705,345

REAL ESTATE -- 3.0%
The St. Joe Co. 1                                    210,000         10,031,700
-------------------------------------------------------------------------------
                                                                     10,031,700

See notes to Schedule of Investments on page 28.

22 |

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

RESTAURANTS -- 2.9%
Yum! Brands, Inc. 1                                  235,000       $  9,555,100
-------------------------------------------------------------------------------
                                                                      9,555,100

RETAIL -- 7.8%
Dollar General Corp. 1                               160,900          3,242,135
Dollar Tree Stores, Inc.                             380,300         10,249,085
Family Dollar Stores, Inc. 1                         158,000          4,281,800
Federated Department Stores,
  Inc. 1                                             182,400          8,286,432
-------------------------------------------------------------------------------
                                                                     26,059,452

STEEL -- 3.1%
United States Steel Corp. 1                          272,000         10,232,640
-------------------------------------------------------------------------------
                                                                     10,232,640

UTILITIES - CABLE TV & RADIO -- 5.3%
Cablevision Systems New York
  Group, Class A                                     211,600          4,291,248
UnitedGlobalCom, Inc., Class A                     1,815,200         13,559,544
-------------------------------------------------------------------------------
                                                                     17,850,792
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $250,898,172)                             279,621,189


September 30, 2004 (unaudited)                                            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 15.1%
BlackRock Liquidity Funds TempCash Portfolio 7                       16,928,132
BlackRock Liquidity Funds TempFund Portfolio 7                       16,901,132
PNC Bank Money Market Account                                        16,633,746
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $50,463,010)                      50,463,010
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.9% (Cost $301,361,182)                      330,084,199
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.1%                                             3,689,135
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $333,773,334

See notes to Schedule of Investments on page 28.

23 |

SCHEDULE OF INVESTMENTS -- RS GLOBAL NATURAL RESOURCES FUND

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 84.2%

ALUMINUM -- 7.7%
Alcan, Inc. 1                                        343,000       $ 16,395,400
Alcoa, Inc. 1                                        517,000         17,366,030
-------------------------------------------------------------------------------
                                                                     33,761,430

COAL -- 7.1%
Fording Canadian Coal Trust 1               CAD      159,700          8,902,718
Peabody Energy Corp. 1                               139,300          8,288,350
Westshore Terminals Income
  Fund 1                                    CAD    1,020,200          7,214,879
XStrata PLC 1                               GBP      410,000          6,740,346
-------------------------------------------------------------------------------
                                                                     31,146,293

ENERGY - MISCELLANEOUS -- 0.4%
Crosstex Energy, Inc. 1                               41,950          1,724,145
-------------------------------------------------------------------------------
                                                                      1,724,145

FOREST PRODUCTS -- 8.4%
International Forest Products
  Ltd., Class A 8                           CAD    2,451,100         15,591,130
TimberWest Forest Corp. Trust 1             CAD      590,000          6,526,806
West Fraser Timber Co. Ltd. 1               CAD      348,000         14,573,901
-------------------------------------------------------------------------------
                                                                     36,691,837

GOLD -- 3.4%
Centerra Gold, Inc.                         CAD      160,800          2,382,363
Kinross Gold Corp.                          CAD    1,843,100         12,481,030
-------------------------------------------------------------------------------
                                                                     14,863,393

INSURANCE - MULTI-LINE -- 0.6%
PICO Holdings, Inc.                                  138,010          2,626,330
-------------------------------------------------------------------------------
                                                                      2,626,330

MACHINERY - AGRICULTURAL -- 1.5%
AGCO Corp.                                           295,000          6,672,900
-------------------------------------------------------------------------------
                                                                      6,672,900

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 7.2%
Ensign Resource Service Group,
  Inc. 1                                    CAD      780,000         14,268,105
Key Energy Services, Inc.                            511,700          5,654,285
National-Oilwell, Inc.                               230,000          7,557,800
Patterson-UTI Energy, Inc. 1                         209,000          3,985,630
-------------------------------------------------------------------------------
                                                                     31,465,820

MACHINERY - SPECIALTY -- 0.5%
Bucyrus International, Inc.,
  Class A                                             70,000          2,352,000
-------------------------------------------------------------------------------
                                                                      2,352,000


September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 9.2%
BHP Billiton Ltd., ADR 1,3                           616,000       $ 12,782,000
Ivanhoe Nickel & Platinum
  Ltd. 4,5                                           203,624          1,628,992
Teck Cominco, Ltd., Class B 1               CAD      423,000          9,094,726
Wheaton River Minerals Ltd.                 CAD    5,330,400         16,721,337
-------------------------------------------------------------------------------
                                                                     40,227,055

OIL - CRUDE PRODUCERS -- 25.5%
Anadarko Petroleum Corp. 1                            60,000          3,981,600
Brigham Exploration Co.                              354,000          3,327,600
Canadian Natural Resources,
  Ltd. 1                                    CAD       66,200          2,641,618
Clear Energy, Inc.                          CAD    1,400,800          4,648,856
Compton Petroleum Corp.                     CAD    1,282,000          9,177,765
Denbury Resources, Inc.                              156,100          3,964,940
EnCana Corp. 1                              CAD      203,400          9,378,049
Energy Partners Ltd.                                 200,000          3,256,000
Forest Oil Corp.                                     543,000         16,355,160
Precision Drilling Corp.                             179,500         10,321,250
Progress Energy Trust 1                     CAD    1,269,274         14,993,992
Talisman Energy, Inc. 1                     CAD      625,000         16,193,552
Thunder Energy Inc.                         CAD      163,300            916,147
Western Oil Sands, Inc., Class A            CAD      416,400         12,417,476
-------------------------------------------------------------------------------
                                                                    111,574,005

OIL - INTEGRATED DOMESTIC -- 1.3%
Occidental Petroleum Corp. 1                         100,000          5,593,000
-------------------------------------------------------------------------------
                                                                      5,593,000

OIL - INTEGRATED INTERNATIONAL -- 3.4%
BP PLC, ADR 1,3                                       97,000          5,580,410
Exxon Mobil Corp. 1                                  170,200          8,225,766
Paramount Resources Ltd.                    CAD       52,100            957,153
-------------------------------------------------------------------------------
                                                                     14,763,329

PAPER -- 2.3%
Fraser Papers, Inc.                         CAD      628,460          7,950,413
SFK Pulp Fund 1                             CAD      337,000          2,210,185
-------------------------------------------------------------------------------
                                                                     10,160,598

STEEL -- 5.7%
Algoma Steel, Inc.                          CAD      363,300          6,286,808
Steel Dynamics, Inc. 1                               226,300          8,739,706
United States Steel Corp. 1                          262,400          9,871,488
-------------------------------------------------------------------------------
                                                                     24,898,002
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $308,495,925)                             368,520,137

See notes to Schedule of Investments on page 28.

24 |

September 30, 2004 (unaudited)                                            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 13.2%
BlackRock Liquidity Funds TempCash Portfolio 7                     $ 21,459,320
BlackRock Liquidity Funds TempFund Portfolio 7                       21,444,320
PNC Bank Money Market Account                                        15,136,858
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $58,040,498)                      58,040,498
-------------------------------------------------------------------------------
TOTAL INVESTMENTS  -- 97.4% (Cost $366,536,423)                     426,560,635
-------------------------------------------------------------------------------
OTHER ASSETS, NET-- 2.6%                                             11,195,389
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $437,756,024


See notes to Schedule of Investments on page 28.

25 |

SCHEDULE OF INVESTMENTS -- RS PARTNERS FUND

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 85.2%

AGRICULTURE - FISHING & RANCHING -- 0.9%
Bunge Ltd. 1                                         379,000       $ 15,152,420
-------------------------------------------------------------------------------
                                                                     15,152,420

AUTO PARTS - AFTER MARKET -- 0.6%
Commercial Vehicle Group, Inc.                       650,000         10,296,000
-------------------------------------------------------------------------------
                                                                     10,296,000

BANKS - OUTSIDE NEW YORK CITY -- 0.9%
Franklin Bank Corp.                                  921,000         15,703,050
-------------------------------------------------------------------------------
                                                                     15,703,050

CABLE TELEVISION SERVICES -- 1.8%
Liberty Media International,
  Inc., Class A                                      921,962         30,758,496
-------------------------------------------------------------------------------
                                                                     30,758,496

CASINOS & GAMBLING -- 3.0%
Magna Entertainment Corp.,
  Class A                                          2,359,200         12,857,640
Scientific Games Corp., Class A                    1,918,700         36,647,170
-------------------------------------------------------------------------------
                                                                     49,504,810

COAL -- 3.9%
Fording Canadian Coal Trust 1               CAD      727,100         40,533,290
Peabody Energy Corp. 1                               409,600         24,371,200
-------------------------------------------------------------------------------
                                                                     64,904,490

COMMERCIAL INFORMATION SERVICES -- 0.6%
Neoforma, Inc.                                       997,800          9,289,518
-------------------------------------------------------------------------------
                                                                      9,289,518

COMMUNICATIONS TECHNOLOGY -- 0.9%
WebEx Communications, Inc.                           702,400         15,326,368
-------------------------------------------------------------------------------
                                                                     15,326,368

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 2.7%
Acxiom Corp. 1                                     1,666,000         39,550,840
Blackbaud, Inc.                                      577,200          5,656,560
-------------------------------------------------------------------------------
                                                                     45,207,400

CONSUMER ELECTRONICS -- 2.2%
DoubleClick, Inc.                                  5,423,500         32,052,885
Take-Two Interactive Software,
  Inc.                                               168,000          5,518,800
-------------------------------------------------------------------------------
                                                                     37,571,685

DIVERSIFIED -- 1.0%
Onex Corp. 1                                CAD    1,209,100         16,069,742
-------------------------------------------------------------------------------
                                                                     16,069,742


September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.9%
U.S.I. Holdings Corp.                              2,310,000       $ 31,531,500
-------------------------------------------------------------------------------
                                                                     31,531,500

DRUGS & PHARMACEUTICALS -- 0.5%
Par Pharmaceutical Cos., Inc.                        250,000          8,982,500
-------------------------------------------------------------------------------
                                                                      8,982,500

EDUCATION SERVICES -- 3.6%
Corinthian Colleges, Inc.                          1,685,000         22,713,800
ITT Educational Services, Inc.                     1,067,000         38,465,350
-------------------------------------------------------------------------------
                                                                     61,179,150

ELECTRICAL EQUIPMENT & COMPONENTS -- 0.6%
The Genlyte Group, Inc.                              159,500         10,270,205
-------------------------------------------------------------------------------
                                                                     10,270,205

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.6%
John H. Harland Co. 1                                840,000         26,334,000
-------------------------------------------------------------------------------
                                                                     26,334,000

FOREST PRODUCTS -- 2.8%
West Fraser Timber Co. Ltd. 1               CAD    1,122,400         47,005,018
-------------------------------------------------------------------------------
                                                                     47,005,018

GOLD -- 2.1%
Kinross Gold Corp.                          CAD    5,165,000         34,976,137
-------------------------------------------------------------------------------
                                                                     34,976,137

HEALTH CARE FACILITIES -- 2.5%
Kindred Healthcare, Inc.                           1,725,900         42,111,960
-------------------------------------------------------------------------------
                                                                     42,111,960

HEALTH CARE MANAGEMENT SERVICES -- 4.6%
AMERIGROUP Corp.                                     732,800         41,220,000
Centene Corp.                                        620,700         26,429,406
Molina Healthcare, Inc.                              281,000          9,975,500
-------------------------------------------------------------------------------
                                                                     77,624,906

HEALTH CARE SERVICES -- 1.3%
Omnicare, Inc. 1                                     242,400          6,874,464
VistaCare, Inc., Class A 8                         1,023,000         15,662,130
-------------------------------------------------------------------------------
                                                                     22,536,594

HOMEBUILDING -- 3.2%
Desarrolladora Homex S.A. de
  C.V., ADR 3                                      1,749,000         36,116,850
Standard Pacific Corp. 1                             310,000         17,474,700
-------------------------------------------------------------------------------
                                                                     53,591,550

See notes to Schedule of Investments on page 28.

26 |

SCHEDULE OF INVESTMENTS -- RS PARTNERS FUND

September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

HOUSEHOLD FURNISHINGS -- 1.7%
Tempur-Pedic International,
  Inc.                                             1,940,000     $   29,080,600
-------------------------------------------------------------------------------
                                                                     29,080,600

INSURANCE - LIFE -- 1.1%
Scottish Re Group Ltd. 1                             833,000         17,634,610
-------------------------------------------------------------------------------
                                                                     17,634,610

INSURANCE - PROPERTY & CASUALTY -- 2.2%
Affirmative Insurance
  Holdings, Inc. 8                                 1,004,500         15,851,010
Endurance Specialty Holdings
  Ltd. 1                                             655,000         21,058,250
-------------------------------------------------------------------------------
                                                                     36,909,260

MACHINERY - AGRICULTURAL -- 1.9%
AGCO Corp.                                         1,439,000         32,550,180
-------------------------------------------------------------------------------
                                                                     32,550,180

MACHINERY - SPECIALTY -- 0.7%
Bucyrus International, Inc.,
  Class A 8                                          332,500         11,172,000
-------------------------------------------------------------------------------
                                                                     11,172,000

METALS & MINERALS - MISCELLANEOUS -- 2.4%
Wheaton River Minerals Ltd.                 CAD   12,939,900         40,592,156
-------------------------------------------------------------------------------
                                                                     40,592,156

MULTI-SECTOR COMPANIES -- 0.9%
GenCorp, Inc. 1                                    1,135,000         15,379,250
-------------------------------------------------------------------------------
                                                                     15,379,250

OIL - CRUDE PRODUCERS -- 2.3%
Compton Petroleum Corp.                     CAD    5,311,100         38,021,861
-------------------------------------------------------------------------------
                                                                     38,021,861

PAPER -- 0.7%
Fraser Papers, Inc.                         CAD      574,340          7,265,761
SFK Pulp Fund 1                             CAD      727,700          4,772,557
-------------------------------------------------------------------------------
                                                                     12,038,318

PUBLISHING - MISCELLANEOUS -- 0.1%
Playboy Enterprises, Inc.
  Class B                                             85,300            856,412
-------------------------------------------------------------------------------
                                                                        856,412

REAL ESTATE -- 2.9%
MI Developments, Inc., Class A 1                   1,300,000         32,890,000
WCI Communities, Inc.                                705,000         16,426,500
-------------------------------------------------------------------------------
                                                                     49,316,500

REAL ESTATE INVESTMENT TRUSTS -- 3.9%
BioMed Realty Trust, Inc. 1                        1,502,650         26,431,613
Ventas, Inc. 1                                     1,507,200         39,066,624
-------------------------------------------------------------------------------
                                                                     65,498,237


September 30, 2004
(unaudited)                  Foreign Currency 2       Shares              Value
-------------------------------------------------------------------------------

RESTAURANTS -- 2.3%
Triarc Cos., Inc., Class B 1,8                     3,347,100     $   38,391,237
-------------------------------------------------------------------------------
                                                                     38,391,237

RETAIL -- 8.1%
Dollar Tree Stores, Inc.                           1,394,900         37,592,555
Electronics Boutique Holdings
  Corp.                                              805,000         27,450,500
Fred's, Inc. 1                                     1,565,000         28,107,400
GameStop Corp.                                     1,225,000         22,674,750
The Gymboree Corp.                                 1,375,000         19,800,000
-------------------------------------------------------------------------------
                                                                    135,625,205

SERVICES - COMMERCIAL -- 0.6%
FTI Consulting, Inc.                                 566,700         10,710,630
-------------------------------------------------------------------------------
                                                                     10,710,630

STEEL -- 3.4%
Algoma Steel, Inc.                          CAD      998,200         17,273,581
Steel Dynamics, Inc. 1                             1,041,800         40,234,316
-------------------------------------------------------------------------------
                                                                     57,507,897

TEXTILE - APPAREL MANUFACTURERS -- 0.9%
Carter's, Inc.                                       570,400         15,794,376
-------------------------------------------------------------------------------
                                                                     15,794,376

TOYS -- 2.4%
Leapfrog Enterprises, Inc.                         1,964,200         39,775,050
-------------------------------------------------------------------------------
                                                                     39,775,050

UTILITIES - CABLE TV & RADIO -- 2.0%
UnitedGlobalCom, Inc., Class A                     4,376,700         32,693,949
-------------------------------------------------------------------------------
                                                                     32,693,949

UTILITIES - TELECOMMUNICATIONS -- 1.5%
IDT Corp., Class B                                 1,625,000         24,423,750
-------------------------------------------------------------------------------
                                                                     24,423,750
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,192,635,769)                         1,429,898,977


September 30, 2004 (unaudited)                                            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 13.6%
BlackRock Liquidity Funds TempCash Portfolio 7                       83,678,738
BlackRock Liquidity Funds TempFund Portfolio 7                       83,603,738
PNC Bank Money Market Account                                        60,795,066
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $228,077,542)                    228,077,542
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8% (Cost $1,420,713,311)                  1,657,976,519
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.2%                                            19,377,972
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,677,354,491
-------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

27 |

NOTES TO SCHEDULE OF INVESTMENTS

1 Income-producing security.
2 Foreign-denominated security: CAD - Canadian Dollar, GBP - British Pound. 3 ADR-- American Depository Receipt.
4 Fair value security.
5 Restricted security.  See note below.
6 See note below on options and warrants.
7 Money market fund registered under the Investment Company Act of 1940.
8 Affiliated issuer.  See note below.


TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at September 30, 2004, for each Fund is listed below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.


                                                           Net Unrealized
                                                          Appreciation on     Gross Unrealized     Gross Unrealized
Fund                              Cost of Investments         Investments         Appreciation         Depreciation


Diversified Growth                     $  819,776,408        $ 67,577,018         $124,546,147          $56,969,129
-------------------------------------------------------------------------------------------------------------------
Emerging Growth                         1,111,487,855         203,958,795          250,158,494           46,199,699
-------------------------------------------------------------------------------------------------------------------
Growth                                    184,812,927          25,557,122           27,462,022            1,904,900
-------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)                95,281,328          22,999,313           29,322,323            6,323,010
-------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                    78,365,011          16,811,122           22,220,444            5,409,322
-------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                      126,982,198          21,029,720           23,059,479            2,029,759
-------------------------------------------------------------------------------------------------------------------
Smaller Company Growth                    150,247,210          34,536,843           37,758,029            3,221,186
-------------------------------------------------------------------------------------------------------------------
Contrarian Value                          301,361,182          28,723,017           32,357,433            3,634,416
-------------------------------------------------------------------------------------------------------------------
Global Natural Resources                  366,536,423          60,024,212           60,024,212                   --
-------------------------------------------------------------------------------------------------------------------
Partners                                1,420,713,311         237,263,208          253,193,000           15,929,792
-------------------------------------------------------------------------------------------------------------------


RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees. See table below for restricted securities held at September 30, 2004.


                                                                                                                                % of
                                                                                                                              Fund's
                                                                                                                                 Net
Fund                       Security                             Shares          Cost          Value       Acquisition Date    Assets

Diversified Growth         Startec Global Communications
                             Corp.                             275,000     $  968,750     $       --    11/24/00 - 3/26/01
                           Molecular Diagnostics, Inc.       4,137,620      2,482,572        364,111              10/26/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                            3,451,322        364,111                           0.04%

Contrarian Value           Ivanhoe Nickel & Platinum Ltd.      698,422      2,837,501      5,587,376      4/25/97 - 5/7/98
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2,837,501      5,587,376                           1.67%

Global Natural Resources   Ivanhoe Nickel & Platinum Ltd.      203,624        784,997      1,628,992      4/25/97 - 5/7/98
------------------------------------------------------------------------------------------------------------------------------------
                                                                              784,997      1,628,992                           0.37%

OPTIONS AND WARRANTS Options and warrants normally entitle the holder to purchase specified securities at a predetermined price during a specific period. The writer of an option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument or, in the case of an index option, a notional index amount at a specified price within a specified period of time. Certain options, including options on indexes, will require cash settlement by the Fund if the option is exercised. Purchased options are recorded as assets and written options as liabilities to the extent of premiums paid or received. When an option is exercised, the proceeds on sales for the written call option, the purchase cost of the written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

28 |

AFFILIATED ISSUERS If a Fund owns 5% or more of the outstanding voting securities of an issuer, the Fund's investment represents an investment in an affiliate as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended September 30, 2004 is listed below:



                                                    Number of                                 Number of
                                                  Shares Held                               Shares Held
                                                 at Beginning         Gross         Gross     at End of                 Value at End
Fund           Issuer                                 of Year     Additions    Reductions        Period      Income        of Period

Diversified    24/7 Real Media, Inc.                6,000,000     1,692,400     5,032,000     2,660,400   $      --     $10,189,332
Growth         California Micro Devices Corp.              --     1,233,850        88,998     1,144,852          --       8,849,706
               Corillian Corp.                             --     2,605,550       447,442     2,158,108          --       9,948,878
               Durect Corp.                         2,868,400       256,790     2,460,680       664,510          --               *
               GRIC Communications, Inc.            1,774,030       141,920     1,915,950            --          --               *
               HEI, Inc.                              937,570            --       373,550       564,020          --       1,155,677
               Integrated Alarm Services Group,
                 Inc.                                 281,200     1,530,050     1,811,250            --          --               *
               MDU Communications International,
                 Inc.                                      --     1,991,000       200,000     1,791,000          --               *
               Molecular Diagnostics, Inc.            730,000     3,739,920       332,300     4,137,620          --         364,111
               Netopia, Inc.                               --     1,898,340     1,898,340            --          --               *
               PC Mall, Inc.                          576,170       165,700        31,760       710,110          --      10,857,582
               Provide Commerce, Inc.                 547,950       147,370       295,320       400,000          --               *
               Raindance Communications, Inc.       3,314,300            --     3,314,300            --          --               *
               The Bon-Ton Stores, Inc.               650,000       233,120       416,720       466,400      50,782               *
               Viewpoint Corp.                             --     2,703,420            --     2,703,420          --               *
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             50,782      41,365,286

Emerging
Growth         Penwest Pharmaceuticals Co.            737,900       209,400       947,300            --          --               *
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 --              --

Global
Natural        International Forest Products
Resources        Ltd., Class A                             --     2,451,100            --     2,451,100          --      15,591,130
               Oiltec Resources Ltd.                1,730,000            --     1,730,000            --          --               *
               Purcell Energy Ltd.                         --     1,620,300     1,620,300            --          --               *
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 --      15,591,130

Partners       Affirmative Insurance Holdings,
                 Inc.                                      --     1,004,500            --     1,004,500          --      15,851,010
               Algoma Steel, Inc.                          --     1,782,600       784,400       998,200          --               *
               Neoforma, Inc.                         492,800       867,200       362,200       997,800          --               *
               Oiltec Resources Ltd.                1,646,000            --     1,646,000            --          --               *
               PalmSource, Inc.                            --       582,900       582,900            --          --               *
               The Meridian Resource Corp.          2,570,600            --     2,570,600            --          --               *
               Triarc Cos., Inc., Class B           1,083,000     2,264,100            --     3,347,100     629,783      38,391,237
               VistaCare, Inc., Class A                    --     1,023,000            --     1,023,000          --      15,662,130
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            629,783      69,904,377

* Issuer is not an affiliated issuer at September 30, 2004


For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

29 |


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

   (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, Principal Executive Officer

Date              November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, Principal Executive Officer


Date              November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, Treasurer and Chief Financial Officer

Date              November 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.